As filed on April 17, 2000                                   File No. 033-70154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                  ----                              ---
      Post-Effective Amendment No.  21                               X
                                  ----                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.   22                                             X
                     ----                                           ---

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
     Registrant's Telephone Number, including Area Code: (303) 930-6300
                                Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado 80237
                      (Name and Address of Agent for Service)
                                 ------------
                                   Copies to:
                           W. Randolph Thompson, Esq.
                         Of Counsel, Jones & Blouch LLP
                          1025 Thomas Jefferson St., NW
                                 Suite 405 West
                             Washington, D.C. 20007
                                 ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
___   immediately  upon  filing  pursuant  to  paragraph  (b)
 X    on April 30, 2000,  pursuant  to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   _____________,  pursuant to paragraph  (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

PROSPECTUS | April 30, 2000
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YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - BLUE CHIP GROWTH FUND
(FORMERLY,  INVESCO VIF - GROWTH PORTFOLIO)

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...........3
Fund Performance.................................4
Fees And Expenses................................5
Investment Risks.................................5
Risks Associated With Particular Investments.....6
Temporary Defensive Positions...................10
Portfolio Turnover..............................10
Fund Management.................................10
Portfolio Managers..............................11
Share Price.....................................11
Taxes...........................................12
Dividends And Capital Gain Distributions........12
Voting Rights...................................12
Financial Highlights............................13


                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]    INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment  grow.  It also seeks current  income.
The Fund is actively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities.

The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of the business cycle. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment record of the companies whose securities the Fund buys. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large, high quality companies.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Fund meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.

o  FINANCIAL  VALIDATION:  Their returns -- in the form of sales unit growth,
   rising   operating   margins,   internal  funding  and  other  factors  --
   demonstrate exceptional growth and leadership.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

The Fund is subject to other principal risks such as potential conflicts, liquidity, derivatives, options and futures, counterparty, interest rate, duration, foreign securities, lack of timely information and credit risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND  PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                           VIF- BLUE CHIP GROWTH FUND
                         ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         1997           1998           1999
                         6.90%          38.99%         29.17%
--------------------------------------------------------------------------------
Best Calendar Qtr   12/98  27.21%
Worst Calendar Qtr.  9/98  (7.30%)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                                   1 YEAR                     SINCE INCEPTION

VIF- Blue Chip Growth Fund         29.17%                       31.92%(2)
S&P 500 Index(3)                   21.03%                       23.57%
--------------------------------------------------------------------------------

(1)  Total  return  figures  include   reinvested   dividends  and  capital gain
     distributions, and include the effect of the Fund's expenses.
(2)  The Fund commenced  investment operations on August 25, 1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF - BLUE CHIP GROWTH FUND
     Management Fees                                    0.85%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)(3)                           8.31%
                                                        ----
     Total Annual Fund Operating Expenses (1)(2)(3)     9.16%
                                                        ====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.50% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 1.02% and 1.87%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                     1 year     3 years   5 years  10 years
                     $  897     $2,580    $4,127   $7,464


[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion or small businesses with outstanding securities worth less than $2 billion.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

The Fund generally invests in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycle. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

-------------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                         Market, Information,
 These are securities issued by U.S. banks that represent   Political, Regulatory,
 shares of foreign corporations held by those banks.        Diplomatic, Liquidity
 Although traded in U.S. securities markets and valued in   and Currency Risks
 U.S. dollars, ADRs carry most of the risks of investing
 directly in foreign securities.
-------------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private companies or governments      Market, Credit, Interest
 representing an obligation to pay interest and to repay    Rate and Duration Risks
 principal when the security matures.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases securities and pays for     Market and Interest Rate
 them in cash at the normal trade settlement time.  When    Risks
 the Fund purchases a delayed delivery or when-issued
 security,  it promises to pay in the future for  example,
 when the  security is actually  available  for delivery
 to the Fund.  The Fund's  obligation  to pay and the
 interest  rate it receives,  in the case of debt
 securities,  usually  are  fixed  when the Fund
 promises  to pay.  Between  the date the Fund
 promises to pay and the date the securities  are
 actually  received,  the  Fund  receives  no  interest
 on its investment,  and  bears  the risk  that  the
 market  value of the  when-issued security may decline.
-------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of currency on a date     Currency, Political,
 in the future at an agreed-upon exchange rate might be     Diplomatic, Counterparty
 used by the Fund to hedge against changes in foreign       and Regulatory Risks
 currency exchange rates when the Fund invests in foreign
 securities.  Does not reduce price fluctu ations in
 foreign securities, or prevent losses if the prices of
 those securities decline.
-------------------------------------------------------------------------------------
FUTURES
 A futures contract is an agreement to buy or sell a        Market, Liquidity  and
 specific amount of a financial instru ment (such as an     Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund may use futures  contracts  to provide  liquidity
 and to hedge portfolio value.
-------------------------------------------------------------------------------------
OPTIONS
 The obligation or right to deliver or receive a security   Credit, Information,
 or other instrument, index or com modity, or cash          Liquidity and Options
 payment depending on the price of the underlying           and Futures Risks
 security or the perfor mance of an index or other
 benchmark.  Includes options on specific securities and
 stock indices, and stock index futures. May be used in
 Fund's portfolio to provide liquidity and hedge portfolio
 value.
-------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These may include forward contracts, swaps, caps, floors   Counterparty, Credit,
 and collars.  They may be used to try to manage the        Currency, Interest
 Fund's foreign currency exposure and other investment      Rate, Liquidity, Market
 risks, which can cause its net asset value to rise or      and Regulatory Risks
 fall.  The  Fund  may use  these  finan  cial  instruments, commonly  known  as "derivatives,"  to  increase or
 decrease  its expo sure to changing  securities prices,
 interest rates, currency exchange rates or other factors.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees     Credit and Counterparty
 to buy it back at an agreed-upon price and time in the     Risks
 future.

-------------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not registered, but which are bought   Liquidity
 and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate was 114% for the year ended December 31, 1999.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn-over rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.85% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TRENT E. MAY, a vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1996, Trent was a senior equity analyst with Munder Capital Management and a research assistant with SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1999, Doug was a senior vice president and portfolio manager with Bank of America Investment Management, Inc. and an investment officer and portfolio manager with SunTrust Banks, Inc. He is a Chartered Financial Analyst and Certified Public Accountant. Doug holds an M.B.A. in Finance from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

Trent May and Doug McEldowney are members of the INVESCO Growth Team, which is led by Timothy J. Miller.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                            PERIOD ENDED
                                             YEAR ENDED DECEMBER 31         DECEMBER 31
                               ---------------------------------------------------------
                                                  1999           1998          1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period            $14.49         $10.69           $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income (Loss)(b)                 (0.00)           0.00             0.05
Net Gains on Securities
   (Both Realized and Unrealized)                 4.21           4.14             0.64
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  4.21           4.14             0.69
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00           0.04             0.00
Distributions from Capital Gains                  0.25           0.01             0.00
In Excess of Capital Gains                        0.00           0.29             0.00
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.25           0.34             0.00
----------------------------------------------------------------------------------------
Net Asset Value--End of Period                  $18.45         $14.49           $10.69
========================================================================================

TOTAL RETURN(c)                                 29.17%         38.99%         6.90%(d)
RATIOS
Net Assets  End of Period
   ($000 Omitted)                               $1,032           $371           $  266
Ratio of Expenses to Average
  Net Assets(e)(f)                               1.87%          1.57%         0.29%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)                     (0.38%)        (0.07%)         1.45%(g)
Portfolio Turnover Rate                           114%            78%           12%(d)

(a) From  August 25,  1997,  commencement  of  investment  operations,   through
    December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 1999 and 1998.

(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 8.99%, 12.04% and 28.76% (annualized), respectively, and ratio of net investment loss to average net assets would have been (7.50%), (10.54%) and (27.02%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - BLUE CHIP GROWTH FUND
(FORMERLY, INVESCO VIF - GROWTH PORTFOLIO)

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

















811-8038

PROSPECTUS  |  April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - DYNAMICS FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...........17
Fund Performance.................................18
Fees And Expenses................................19
Investment Risks.................................20
Risks Associated With Particular Investments.....20
Temporary Defensive Positions....................24
Fund Management..................................24
Portfolio Managers...............................25
Share Price......................................25
Taxes............................................26
Dividends And Capital Gain Distributions.........26
Voting Rights....................................26
Financial Highlights.............................27



                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]    INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities, including so-called "junk bonds."

The Fund invests primarily in common stocks of mid-sized U.S. companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase but also has the flexibility to invest in other types of securities, including preferred stocks, convertivble securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Fund meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund is subject to other principal risks such as potential conflicts, market, liquidity, derivatives, options and futures, counterparty, interest rate, duration, foreign securities, lack of timely information and credit risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P Mid Cap 400 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF - DYNAMICS FUND
                          ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   1997           1998           1999
                                   3.40%          19.35%         55.60%
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99   33.23%
Worst Calendar Qtr.    9/98  (19.95%)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 as of 12/31/99
--------------------------------------------------------------------------------
                                   1 YEAR                     SINCE INCEPTION

VIF- Dynamics Fund                 55.60%                       31.95%(2)
S&P Mid Cap 400 Index(3)           14.72%                       16.80%(4)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2)  The Fund commenced investment operations on August 25, 1997.

(3) The S&P Mid Cap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

(4) Performance for the Index is calculated from July 31, 1997 to December 31, 1999.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF - DYNAMICS FUND
     Management Fees                                    0.75%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)(3)                           1.53%
                                                        ----
     Total Annual Fund Operating Expenses (1)(2)(3)     2.28%
                                                        ====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and
    INVESCO.   This   commitment   may  be  changed  at  any  time  following
    consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.51% and 1.26%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                         1 year        3 years       5 years        10 years
                         $  231        $  712        $1,220         $2,619

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion or small businesses with outstanding securities worth less than $2 billion.

LIQUIDITY  RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in deriva tives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

The Fund generally invests in common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risk.

------------------------------------------------------------------------------------------
INVESTMENT                                                            RISKS
------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)                                   Market,
 These are securities issued by U.S. banks that represent             Information, Politi-
 shares of foreign corporations held by those banks.  Although        cal, Regulatory,
 traded in U.S. securities markets and valued in U.S. dollars,        Diplomatic,
 ADRs carry most of the risks of  investing  directly in foreign      Liquidity and
 securities.                                                          Currency Risks
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT                                                            RISKS
------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       Market, Credit,
 Securities issued by private companies or governments                Interest Rate and
 representing an obligation to pay interest and to repay              Duration Risks
 principal when the security matures.
------------------------------------------------------------------------------------------

DELAYED DELIVERY OR WHEN-ISSUED SECURITIES                            Market and Interest
 Ordinarily, the Fund purchases securities and pays for them          Rate Risks
 in cash at the normal  trade  settlement  time.  When the
 Fund purchases a delayed delivery or when-issued security,
 it promises to pay in the future for example, when the
 security is actually available for delivery to the Fund.
 The Fund's obligation  to pay  and  the  interest  rate
 it receives,  in the  case of debt securities,  usually
 are fixed when the Fund  promises to pay.  Between the date the Fund promises to pay and the date the security is
 actually received,  the Fund receives no interest on its
 investment,  and bears the risk that the market
 value of the when-issued security may decline.

------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS                                    Currency,
 A contract to exchange an amount of currency on a date in the        Political,
 future at an agreed-upon exchange rate might be used by the          Diplomatic,
 Fund to hedge against changes in foreign currency exchange           Counterparty and
 rates when the Fund invests in foreign securities.  Does not         Regulatory Risks
 reduce price fluctuations in foreign securities, or prevent losses if the prices of those securities decline.
-------------------------------------------------------------------------------------------
FUTURES
 A futures contract is an agreement to buy or sell a specific         Market, Liquidity
 amount of a financial  instrument (such as an index option)          and Options and
 at a and stated price on a stated date. The Fund may use             Futures Risks
 futures contracts to provide liquidity and to hedge portfolio value.
-------------------------------------------------------------------------------------------

JUNK BONDS                                                            Market, Credit,
 Debt securities that are rated BB or lower by Standard &             Interest Rate and
 Poor's or Ba or lower by Moody's.  Tend to pay higher interest       Duration Risks
 rates than higher-rated debt securities, but carry a higher credit risk.

-------------------------------------------------------------------------------------------
OPTIONS                                                               Credit,
 The obligation or right to deliver or receive a security or          Information, Liquid-
 other instrument, index or commodity, or cash payment depending      ity and Options and
 on the price of the underlying security or the performance of        Futures Risks
 an index or other benchmark.  Includes options on specific
 securities and stock indices, and stock index futures. May be used in Fund's portfolio to provide liquidity and hedge
 portfolio value.
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT                                                            RISKS
------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                                           Counterparty,
 These may include forward contracts, swaps, caps, floors and         Credit, Currency,
 collars.  They may be used to try to manage the Fund's foreign       Interest Rate,
 currency exposure and other investment risks, which can cause        Liquidity, Market
 its net asset value to rise or fall.  The Fund may use these         and Regulatory Risks
 financial instruments, commonly known as "derivatives," to
 increase or decrease its exposure to changing securities
 prices, interest rates, cur rency exchange rates or other
 factors.
--------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees to buy        Credit and
 it back at an agreed-upon price and time in the future.              Counterparty Risks

--------------------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not registered, but which are bought and         Liquidity Risk
 sold solely by institutional investors.  The Fund considers many Rule 144A securities to be "liquid," although the market for such  securi  ties  typically  is less  active  than the public securities markets.
--------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, a director and senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -St. Louis and a B.S.B.A. from St. Louis University.

THOMAS WALD, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Tom  Wald is a  member  of the  INVESCO  Growth  Team,  which is led by Tim
Miller.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                          PERIOD ENDED
                                           YEAR ENDED DECEMBER 31         DECEMBER 31
----------------------------------------------------------------------------------------
                                             1999          1998                 1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period        $ 12.15         $10.34              $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                0.00         (0.00)                0.02
Net Gains on Securities
   (Both Realized and Unrealized)              6.75           1.98                0.32
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               6.75           1.98                0.34
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)        0.00           0.02                0.00
In Excess of Net Investment Income(c)          0.00           0.00                0.00
Distributions from Capital Gains               0.00           0.15                0.00
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.00           0.17                0.00
----------------------------------------------------------------------------------------
Net Asset Value  End of Period              $ 18.90         $12.15              $10.34
========================================================================================

TOTAL RETURN(d)                              55.60%         19.35%            3.40%(e)
RATIOS
Net Assets--End of Period ($000 Omitted)    $29,667         $  308              $  257
Ratio of Expenses to Average Net
  Assets(f)(g)                                1.26%          1.45%             0.52%(h)
Ratio of Net Investment Income to
  Average Net Assets(f)                       0.04%        (0.64%)             0.63%(h)
Portfolio Turnover Rate                         70%            55%               28%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income for the year ended December 31, 1999, aggregated less than $0.01 on a per share basis.
(d) Total return does not reflect expenses that apply to the related insurance contract, and inclusion of these charges sould reduce the total return figures for the period shown.

(e) Based on operations for the period shown and, accordingly, are not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(h) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-DYNAMICS FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

















811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - EQUITY INCOME FUND
(FORMERLY,  INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO)

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........31
Fund Performance................................32
Fees And Expenses...............................33
Investment Risks................................34
Risks Associated With Particular Investments....34
Temporary Defensive Positions...................38
Fund Management.................................39
Portfolio Managers..............................39
Share Price.....................................40
Taxes...........................................40
Dividends And Capital Gain Distributions........40
Voting Rights...................................40
Financial Highlights............................41




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment  grow.  It also seeks current  income.
The Fund is actively managed. It invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down, and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund invests primarily in dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce relatively high levels of income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds", which generally offer higher interest rates, but are riskier investments than investment grade securities.

Because the Fund invests primarily in the securities of larger companies, the Fund's price share tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


The chart below contains the following plot points:

--------------------------------------------------------------------------------
                             VIF-EQUITY INCOME FUND
                          ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
               1994      1995      1996      1997      1998      1999
               1.23%     29.25%    22.28%    28.17%    15.30%    14.84%
--------------------------------------------------------------------------------

Best Calendar Qtr.       12/98     13.17%
Worst Calendar Qtr.      9/98      (7.56%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                              1 YEAR   5 YEARS     SINCE INCEPTION

VIF - Equity Income Fund      14.84%   21.81%      20.34%(2)
S&P 500 Index(3)              21.03%   28.54%      26.49%
Lehman Government/            (2.15%)   7.61%       6.78%(4)
  Corporate Bond Index(3)

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2)  The Fund commenced investment operations on August 10, 1994.

(3) The S&P 500 Index is an unmanaged index that shows performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index that shows the performance of the broad fixed-income market. Please keep in mind that the Indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

(4) Performance for the Index is calculated from July 31, 1994 to December 31, 1999.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF - EQUITY INCOME FUND
     Management Fees                                    0.75%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)(3)                           0.44%
                                                        ----
     Total Annual Fund Operating Expenses (1)(2)(3)     1.19%
                                                        ====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.42% and 1.17%, respectively, of the Fund's average net assets.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                    1 year    3 years   5 years  10 years
                    $121      $378      $654     $1,443

[ARROWS ICON]  INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts. No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other investment, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other investment, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies

The Fund generally invests in equity and debt securities. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

-------------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent        Market, Information,
 shares of foreign corporations held by those banks.             Political, Regulatory,
 Although traded in U.S. securities markets and valued in        Diplomatic, Liquidity
 U.S. dollars, ADRs carry most of the risks of investing         and Currency Risks
 directly in foreign securities.
-------------------------------------------------------------------------------------------
FUTURES
 A futures contract is an agreement to buy or sell a             Market, Liquidity and
 specific amount of a financial instrument (such as an           Options and Futures Risks
 index option) at a stated price on a stated date.  The
 Fund uses futures contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-------------------------------------------------------------------------------------------
ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.           Liquidity Risk
-------------------------------------------------------------------------------------------

JUNK BONDS
 Debt Securities that are rated BB or lower by S&P               Market, Credit, Interest
 or Ba or lower by Moody's. Tend to pay higher                   Rate and Duration Risks
 interest rates than  higher-rated  debt  securities,
 but carry a higher credit risk.

-------------------------------------------------------------------------------------------
OPTIONS                                                          Credit, Information,
 The obligation or right to deliver or receive a security        Liquidity and Options
 or other investment, index or com modity, or cash               and Futures Risks
 payment depending on the price of the underlying
 security or the perfor mance of an index or other
 benchmark. Includes options on specific securities and
 stock indices, and stock index futures. May be used in
 Fund's portfolio to provide liquidity and hedge portfolio
 value.
-------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These may include forward contracts, swaps, caps, floors        Counterparty, Credit,
 and collars.  They may be used to try to manage the             Currency, Interest Rate,
 Fund's foreign currency exposure and other investment           Liquidity, Market and
 risks, which can cause its net asset value to rise or           Regulatory Risks
 fall.  The  Fund  may  use  these  financial  instruments,
 commonly  known  as "derivatives,"  to increase or decrease its exposure to changing  securities prices, interest rates, currency exchange rates or other factors.
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees          Credit and Counterparty
 to buy it back at an agreed-upon price and time in the          Risks
 future.

-------------------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not registered, but which are bought        Liquidity Risk
 and sold solely by institutional  investors.  The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO,  INVESCO Distributors,  Inc.
("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

CHARLES P. MAYER, a director and senior vice president and Director of Investments of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DONOVAN J. (JERRY) PAUL, a senior vice president of INVESCO, is a co-portfolio manager of the Fund. Jerry manages several other INVESCO fixed-income funds. Before joining INVESCO in 1994, he was a senior vice president with Stein, Roe & Farnham, Inc. and president of Quixote Investment Management. He is a Chartered Financial Analyst and a Certified Public Accountant. Jerry received his M.B.A. from the University of Northern Iowa and his B.B.A. from the University of Iowa.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                               YEAR ENDED DECEMBER 31
                                 ----------------------------------------------
                                   1999       1998      1997      1996     1995

PER SHARE DATA
Net Asset Value--Beginning
  of Period                      $18.61     $17.04    $14.33    $12.58   $10.09
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income              0.26       0.33      0.30      0.28     0.19
Net Gains on Securities
   (Both Realized and
    Unrealized)                    2.50       2.23      3.71      2.52     2.76
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                        2.76       2.56      4.01      2.80     2.95
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
 Income                            0.25       0.32      0.29      0.28     0.20
Distributions from Capital
 Gains                             0.11       0.67      1.01      0.77     0.26
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                0.36       0.99      1.30      1.05     0.46
--------------------------------------------------------------------------------
Net Asset Value--End of Period $  21.01   $  18.61   $ 17.04    $14.33   $12.58
================================================================================

TOTAL RETURN(a)                  14.84%     15.30%    28.17%    22.28%   29.25%

RATIOS
Net Assets--End of Period
 ($000 Omitted)                $ 79,893   $ 60,346   $40,093   $22,342   $8,362
Ratio of Expenses to
  Average Net Assets(b)(c)        1.05%      0.93%     0.91%     0.95%    1.03%
Ratio of Net Investment Income
 to Average Net Assets(b)         1.38%      1.98%     2.18%     2.87%    3.50%
Portfolio Turnover Rate             86%        73%       87%       93%      97%

(a) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997, 1996 and 1995. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 0.93%, 0.97%, 1.19% and 2.31%, respectively, and ratio of net investment income to average net assets would have been 1.98%, 2.12%, 2.63% and 2.22%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - EQUITY INCOME FUND
(FORMERLY, INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO)

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

























PV90 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - FINANCIAL SERVICES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........45
Fund Performance................................46
Fees And Expenses...............................46
Investment Risks................................47
Risks Associated With Particular Investments....47
Temporary Defensive Positions...................51
Fund Management.................................51
Portfolio Manager...............................52
Share Price.....................................52
Taxes...........................................52
Dividends And Capital Gain Distributions........53
Voting Rights...................................53
Financial Highlights............................54


                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT  GOALS,  STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies). A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the financial services sector;
o At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
o Based on other available information, we determine that its primary business is within the financial services sector.

INVESCO  uses  a  "bottom up"   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings regardless of the interest rate environment - although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

The Fund's investments are diversified across the financial services sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

This sector is generally subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPH ICON] FUND PERFORMANCE

The Fund commenced investment operations on September 21, 1999 and therefore does not have a complete calendar year of performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF-FINANCIAL SERVICES FUND
     Management Fees                                    0.75%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)                              1.75%
                                                        -----
     Total Annual Fund Operating Expenses (1)(2)        2.50%
                                                        =====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 1999 were 0.64% and 1.39%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                    1 year    3 years
                    $253      $779


[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The Fund generally invests in equity securities of companies that are related to financial services. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

-------------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                         Market, Information,
 These are securities issued by U.S. banks that represent   Political, Regulatory,
 shares of foreign corporations held by those banks.        Diplomatic, Liquidity,
 Although traded in U.S. securities markets and valued in   and Currency Risks
 U.S. dollars, ADRs carry most of the risks of investing
 directly in foreign securities.
-------------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private companies or governments      Market, Credit, Interest
 representing  an  obligation  to pay interest  and to      Rate, and Duration
 repay principal when the security matures.                 Risks
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees     Credit and Counterparty
 to buy it back at an agreed-upon price and time in the     Risks
 future.

-------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services as of December 31, 1999.*

*Annualized from September 21, 1999, commencement of investment operations, to period ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of the Fund. Jeff joined INVESCO in 1992 and served as a research analyst from 1994 to 1995. He is a Chartered Financial Analyst. Jeff received an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

Jeff Morris is a member of the INVESCO Sector Team, which is co-led by William R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                    PERIOD ENDED
                                                                    DECEMBER 31
                                 -----------------------------------------------
                                                                      1999(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.01
Net Gains on Securities
   (Both Realized and Unrealized)                                        1.09
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         1.10
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $11.10
================================================================================

TOTAL RETURN(b)                                                     11.00%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $9,179
Ratio of Expenses to Average Net Assets(d)(e)                        1.39%(f)
Ratio of Net Investment Income to Average
  Net Assets(d)                                                      0.67%(f)
Portfolio Turnover Rate                                                37%(c)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1999. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.48% (annualized), and ratio of net investment loss to average net assets would have been (0.42%) (annualized).
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(f) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-FINANCIAL SERVICES FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.
























P180 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - HEALTH SCIENCES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........57
Fund Performance................................58
Fees And Expenses...............................59
Investment Risks................................60
Risks Associated With Particular Investments....60
Temporary Defensive Positions...................63
Portfolio Turnover..............................64
Fund Management.................................64
Portfolio Manager...............................64
Share Price.....................................65
Taxes...........................................65
Dividends And Capital Gain Distributions........65
Voting Rights...................................65
Financial Highlights............................66



                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT  GOALS,  STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

INVESCO  uses  a  "bottom-up"   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many  of  these   activities  are  funded  or  subsidized  by  governments;
withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

The Fund's investments are diversified across the health sciences sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                          ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         1997           1998           1999
                         10.40%         42.85%         4.86%
--------------------------------------------------------------------------------
Best Calendar Qtr.       12/98       15.79%
Worst Calendar Qtr.       6/99      (5.48%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                                        1 YEAR    SINCE INCEPTION

VIF-Health Sciences Fund                 4.86%    21.22%(2)
S&P 500 Index(3)                        21.03%    25.71%
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.
(2) The Fund commenced investment operations on May 22, 1997.
(3) The S&P 500 Index is an unmanaged index that shows performance of the broad U.S. stock market. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF-HEALTH SCIENCES FUND
     Management Fees                                    0.75%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)                              2.11%
                                                        -----
     Total Annual Fund Operating Expenses (1)(2)        2.86%
                                                        =====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.73% and 1.48%, respectively of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                       1 year      3 years   5 years   10 years
                       $289        $886      $1,508    $3,185

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

-----------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-----------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                              Market, Information,
 These are securities issued by U.S. banks that represent        Political, Regulatory,
 shares of foreign corporations held by those banks.             Diplomatic, Liquidity,
 Although traded in U.S. securities markets and valued in        and Currency Risks
 U.S. dollars, ADRs carry most of the risks of investing
 directly in foreign securities.
-----------------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private companies or governments           Market, Credit, Interest
 representing an obligation to pay interest and to repay         Rate, and Duration Risks
 principal when the security matures.
-----------------------------------------------------------------------------------------
ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.           Liquidity Risk
-----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees          Credit and Counterparty
 to buy it back at an agreed-upon price and time in the          Risks
 future.

-----------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate was 173% for the fiscal year ended December 31, 1999.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

JOHN R. SCHROER, a senior vice president of INVESCO and vice president of INVESCO Global Health Sciences Fund, is the portfolio manager of the Fund. Before joining INVESCO in 1992, John was an assistant vice president with Trust Company of the West from 1990 to 1992. He is a Chartered Financial Analyst. John received an M.B.A. and B.S. from the University of Wisconsin-Madison.

John Schroer is a member of, and leads, the INVESCO Health Team.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

(The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.



                                                                                   PERIOD ENDED
                                              YEAR ENDED DECEMBER 31               DECEMBER 31
-----------------------------------------------------------------------------------------------
                                             1999           1998(a)                1997(b)
PER SHARE DATA
Net Asset Value--Beginning of Period       $15.29            $11.04                 $10.00
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.02              0.05                   0.10
Net Gains on Securities (Both Realized
 and Unrealized)                             0.72              4.66                   0.94
-----------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             0.74              4.71                   1.04
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.01              0.03                   0.00
Distributions from Capital Gains             0.00              0.34                   0.00
In Excess of Capital Gains                   0.00              0.09                   0.00
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          0.01              0.46                   0.00
-----------------------------------------------------------------------------------------------
Net Asset Value--End of Period             $16.02            $15.29                 $11.04
===============================================================================================

TOTAL RETURN(c)                             4.86%            42.85%              10.40%(d)
RATIOS
Net Assets--End of Period
 ($000 Omitted)                           $11,652            $2,378                   $423
Ratio of Expenses to Average
 Net Assets(e)(f)                           1.48%             1.27%               0.60%(g)
Ratio of Net Investment Income
 to Average Net Assets(e)                   0.36%             0.35%               2.34%(g)
Portfolio Turnover Rate                      173%              107%                112%(d)

(a) The per share information was computed based on average shares.
(b) From May 22, 1997, commencement of investment operations, through December 31, 1997.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.

(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-HEALTH SCIENCES FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.



















PV12 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - HIGH YIELD FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........70
Fund Performance................................71
Fees And Expenses...............................72
Investment Risks................................72
Risks Associated With Particular Investments....73
Temporary Defensive Positions...................76
Portfolio Turnover..............................76
Fund Management.................................76
Portfolio Manager...............................77
Share Price.....................................77
Taxes...........................................77
Dividends And Capital Gain Distributions........78
Voting Rights...................................78
Financial Highlights............................79




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON]  INVESTMENT  GOALS,  STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa.

The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

The rest of the Fund's assets are invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, corporate short-term notes and municipal obligations. The Fund invests primarily in debt securities maturing at least three years after they are issued. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is interest rate risk -- that is, the value of the securities in its portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks

Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the Merrill Lynch High Yield Master Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
                          ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                    1994      1995      1996      1997      1998      1999
                    0.60%     19.76%    16.59%    17.33%    1.42%     9.20%
--------------------------------------------------------------------------------
Best Calendar Qtr.       9/96       6.96%
Worst Calendar Qtr.      9/98      (6.67%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                                             1 YEAR    5 YEARS   SINCE INCEPTION

VIF-High Yield Fund                          9.20%     12.65%    11.34%(2)
Merrill Lynch High Yield Master Index(3)     1.57%      9.61%     8.79%(4)


(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.
(2) The Fund commenced investment operations on May 27, 1994.
(3) The Merrill Lynch High Yield Master Index is an unmanaged index indicative of the broad fixed-income and high-yield markets. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.
(4) Performance for the Index is calculated from April 30, 1994 to December 30, 1999.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF-HIGH YIELD FUND
     Management Fees                                    0.60%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)(3)                           0.48%
                                                        -----
     Total Annual Fund Operating Expenses (1)(2)(3)     1.08%
                                                        =====


(1) The Fund's actual "Total Annual Fund Operating Expenses" were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.05% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.47% and 1.07%, respectively, of the Fund's average net assets.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                     1 year    3 years   5 years   10 years
                     $110       $343      $595     $1,317

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the debt markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities in which the Fund invests the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk  associated  primarily with  repurchase  agreements and some derivatives  transactions.  It is the  risk  that  the  other  party  in  such a
transaction   will  not  fulfill  its  contractual   obligation  to  complete  a
transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in junk bonds and preferred stock, including securities issued by foreign companies. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.

-----------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-----------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                              Market, Information,
 These are securities issued by U.S. banks that represent        Political, Regulatory,
 shares of foreign corporations held by those banks.             Diplomatic, Liquidity,
 Although traded in U.S. securities markets and valued in        and Currency Risks
 U.S. dollars, ADRs carry most of the risks of investing
 directly in foreign securities.
-----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-----------------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS                                       Market, Information,
 Bonds issued by foreign branches of U.S. banks                  Currency, Political,
 ("Eurobonds") and bonds issued by a U.S. branch of a            Diplomatic, Regulatory,
 foreign bank and sold in the United States ("Yankee             Liquidity, Credit,
 bonds").  These bonds are bought and sold in U.S.               Interest Rate and
 dollars,  but generally  carry with them the same risks         Duration Risks
 as investing in foreign securities.
-------------------------------------------------------------------------------------------

JUNK BONDS
 Debt Securities that are rated BB or lower by S&P               Market, Credit, Interest
 or Ba or lower by Moody's. Tend to pay higher                   Rate and Duration Risks
 interest rates than  higher-rated  debt  securities,
 but carry a higher credit risk.
-------------------------------------------------------------------------------------------


[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate was 143% for the fiscal year ended December 31, 1999.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

DONOVAN J. (JERRY) PAUL, a senior vice president of INVESCO, is the portfolio manager of the Fund. Jerry manages several other INVESCO fixed-income funds. Before joining INVESCO in 1994, he was a senior vice president with Stein, Roe & Farnham, Inc. and president of Quixote Investment Management. Jerry is a Chartered Financial Analyst and a Certified Public Accountant. He received his M.B.A. from the University of Northern Iowa and his B.B.A. from the University of Iowa.

Jerry Paul is a member of, and leads, the INVESCO Fixed-Income Team.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON]  VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------
                                             1999      1998     1997     1996     1995
PER SHARE DATA
Net Asset Value--
  Beginning of Period                      $11.31    $12.46   $11.78   $11.04   $10.01
--------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income                        0.93      0.97     0.78     0.72     0.55
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.11    (0.80)     1.26     1.11     1.43
--------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             1.04      0.17     2.04     1.83     1.98
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                                     0.84      0.98     0.78     0.71     0.55
Distributions from Capital Gains(a)          0.00      0.23     0.58     0.38     0.40
In Excess of Capital Gains                   0.00      0.11     0.00     0.00     0.00
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          0.84      1.32     1.36     1.09     0.95
--------------------------------------------------------------------------------------
Net Asset Value--End of Period             $11.51    $11.31   $12.46   $11.78   $11.04
======================================================================================

TOTAL RETURN (b)                            9.20%     1.42%   17.33%   16.59%   19.76%
RATIOS
Net Assets--End of Period
  ($000 Omitted)                          $58,379   $42,026  $30,881  $14,033   $5,233
Ratio of Expenses to
  Average Net Assets(c)(d)                  1.05%     0.85%    0.83%    0.87%    0.97%
Ratio of Net Investment Income to
  Average Net Assets(c)                     8.81%     8.99%    8.67%    9.19%    8.79%
Portfolio Turnover Rate                      143%      245%     344%     380%     310%

(a) Distributions from capital gains for the year ended December 31, 1999, aggregated less than $0.01 on a per share basis.
(b) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the periods shown.

(c) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1997, 1996 and 1995. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 0.94%, 1.32% and 2.71%, respectively, and ratio of net investment income to average net assets would have been 8.56%, 8.74% and 7.05%, respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-HIGH YIELD FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.
























PV 93 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - MARKET NEUTRAL FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........83
Fund Performance................................84
Fees And Expenses...............................84
Investment Risks................................85
Risks Associated With Particular Investments....85
Temporary Defensive Positions...................86
Fund Management.................................86
Portfolio Manager...............................87
Share Price.....................................87
Taxes...........................................88
Dividends And Capital Gain Distributions........88
Voting Rights...................................88
Financial Highlights............................89



                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT  GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The objective of the Fund is to outperform the return on three-month U.S. Treasury bills regardless of the movements of the broad securities market. The Fund attempts to achieve its investment objective by using a management style known as "market neutral."

Under this management style, the Fund constructs two portfolios of common stocks. Each portfolio consists of stocks of approximately 100 large companies that trade on U.S. exchanges. INVESCO purchases stocks which it expects will increase in price for one portfolio, and borrows and sells stocks that it expects will decline in price relative to the average owned stock position for the other portfolio. The process of borrowing and selling the borrowed securities is known as "shorting" or "selling short" a security. The performance of the portfolio of owned stocks relative to the performance of the portfolio of borrowed and sold stocks provides the Fund with its return relative to the three-month U.S. Treasury bill benchmark.

In a rising market, the value of the securities owned by the Fund should increase. Although the value of the short portfolio should also increase, if the value of the owned securities rises more than the value of the short portfolio, the Fund should generate a better return than the three-month U.S. Treasury bill return. In a falling market, both owned and borrowed stocks should decline in price, but if the owned stocks decline less than the borrowed stocks, the Fund also should generate a better return than the three-month U.S. Treasury bill return.

The Fund diversifies the two portfolios of common stocks by market exposure, industry and economic sector. INVESCO seeks to manage the two portions of the Fund's holdings so that securities owned by the Fund have similar risk characteristics to the stocks borrowed and sold short. The Fund has approximately 10% of its assets at any given time in short-term reserves, primarily U.S. Treasury bills.

In attempting to determine which stocks will outperform and which will underperform, INVESCO evaluates more than 500 large companies on a weekly basis. INVESCO analyzes the earnings momentum, value, fundamental stability and price strength of each company. The result is an estimate of the expected monthly return of each stock.

The principal risk involved in investing in the Fund is that INVESCO will not be able to predict accurately which stocks will outperform and which ones will underperform. Due to market activity, the portfolio of owned securities and the portfolio of borrowed and sold securities may produce a complete loss of Fund capital; the Fund has a higher potential risk than other mutual funds that employ different investment strategies. Such a loss could occur, for example, if the portfolio of owned securities rapidly lost value and the portfolio of securities sold short rapidly grew in value without an opportunity for INVESCO to rebalance the portfolios. To the extent that the characteristics of the stocks the Fund buys and those it borrows do not match at any given time, the Fund will not be neutral to market movements or the price movements of specific industries and sectors within the markets, and the Fund's losses may exceed those of other mutual funds. In addition, because the practice of selling short has an inherent risk, and because any specific short sale has the potential for unlimited loss, INVESCO seeks to minimize this potential risk by diversifying the two portfolios.

The Fund is subject to other principal risks such as potential conflicts, short sales, counterparty and market risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPH ICON] FUND PERFORMANCE

The Fund commenced investment operations on November 10, 1999, and therefore does not have a complete calendar year of performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF--MARKET  NEUTRAL FUND
     Management Fees                                    0.75%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)                              2.57%
                                                        -----
     Total Annual Fund Operating Expenses (1)(2)        3.32%
                                                        =====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund, excluding expenses related to dividends on short sales, were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 1999 were 1.51% and 2.26%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                                   1 year     3 years
                                   $335       $1,021


[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

SHORT SALES RISK

A principle investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline relative to the average owned position by the time the Fund closes out a short position. The Fund borrows the security from a third party, and is obligated to replace the borrowed security.

When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as security for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

COUNTERPARTY RISK

The Fund trades its securities on the basis of "blind principal" bids. This type of trading involves stock price guarantees by brokers that trades will be implemented at closing market prices. Although stock price guarantees are usually met, there is a possibility that they may not be.

MARKET RISK

Equity stock prices vary. Variations in stock prices could have a significant impact on the Fund's overall portfolio because of fluctuations in the valuation of the portfolio of owned securities compared to the portfolio of securities sold short.

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO (NY), Inc. ("INY"). a Division of INVESCO, Inc., 1166 Avenue of the Americas, New York, New York 10036, is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, INY and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75 of its average annual net assets to INVESCO for its advisory services as of December 31, 1999.*

*Annualized from November 10, 1999, commencement of investment operations, to period ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGER

The Fund is managed on a day to day basis by INY, which serves as sub-adviser to the Fund. INY uses a team management approach, which means that a group of portfolio managers makes collective investment decisions for the Fund.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market value of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of NAV after the order is received in proper form by the Fund.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                    PERIOD ENDED
                                                                    DECEMBER 31
                                 -----------------------------------------------
                                                                      1999(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                    0.06
Net Gains on Securities
   (Both Realized and Unrealized)                                        0.23
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         0.29
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $10.29
================================================================================

TOTAL RETURN(b)                                                      2.90%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $10,294
Ratio of Expenses to Average Net Assets(d)(e)                        2.26%(f)
Ratio of Net Investment Income to Average
  Net Assets(d)                                                      4.17%(f)
Portfolio Turnover Rate                                                72%(c)

(a) From November 10, 1999, commencement of investment operations, through December 31, 1999.
(b) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1999. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 3.30%(annualized), and ratio of net investment income to average net assets would have been 3.13%(annualized).
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(f) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--MARKET NEUTRAL FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.





















P182 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
(FORMERLY, INVESCO VIF - REALTY FUND)

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........92
Fund Performance................................93
Fees And Expenses...............................94
Investment Risks................................94
Risks Associated With Particular Investments....95
Temporary Defensive Positions...................98
Portfolio Turnover..............................98
Fund Management.................................99
Portfolio Manager...............................99
Share Price.....................................99
Taxes..........................................100
Dividends And Capital Gain Distributions.......100
Voting Rights..................................100
Financial Highlights...........................101




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies doing business in the real estate industry. These companies may include real estate investment trusts, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry. A portion of the Fund's assets is not required to be invested in the sector. The remainder of the Fund's assets are invested in other income-producing securities. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the real estate sector;
o At least 50% of its assets must be devoted to producing revenues from the real estate sector; or
o Based on other available information, we determine that its primary business is within the real estate sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

The Fund's investments are diversified across the realty sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that industry may fluctuate widely. The real estate industry-- and, therefore, the performance of the Fund-- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding and changes in rental income.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the NAREIT Equity Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

-------------------------------------------------
    VIF - REAL ESTATE OPPORTUNITY FUND
      ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1998                      1999
    (15.88%)                  0.35%
-------------------------------------------------
Best Calendar Qtr.    6/99     12.58%
Worst Calendar Qtr.   9/98    (13.89%)
-------------------------------------------------


--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN(1)
                                                   AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR           SINCE INCEPTION

VIF-Real Estate Opportunity Fund            0.35%             (9.21%)(2)
NAREIT Equity Index(3)                     (4.62%)           (12.55%)

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2) The Fund commenced investment operations on April 1, 1998.

(3) The NAREIT Equity Index is an unmanaged index indicative of the real estate market. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-REAL ESTATE OPPORTUNITY FUND

Management Fees                                    0.90%
Distribution and Service (12b-1) Fees              None
Other Expenses (1)(2)(3)                           8.87%
                                                   -----
Total Annual Fund Operating Expenses (1)(2)(3)     9.77%
                                                   =====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangements.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.35% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 1.02% and 1.92%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                                 1 year      3 years     5 years    10 years
                                 $954        $2,727      $4,335     $7,730


[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST  RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in companies doing business in the real estate industry. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)               Market, Information,
These are securities issued by U.S. banks that    Political, Regulatory,
represent shares of foreign corporations held     Diplomatic, Liquidity and
by those banks.  Although traded in U.S.          Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES                                   Market, Credit, Interest
Securities issued by private companies or         Rate and Duration Risks
governments representing an obligation to
pay interest and to repay principal when
the security matures.
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS
Trusts that invest in real estate or              Interest Rate and Market
interests in real estate. Shares of               Risks
REITs are publicly traded and are
subject to the same risks as any other
security, as well as risks specific to
the real estate industry, including decline
in value of real estate, general and local
economic conditions and interest rate
fluctuations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                             Credit and Counterparty
A contract under which the seller of a            Risks
security agrees to buy it back at an
agreed-upon price and time in the future.

--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a high portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate was 465% for the fiscal year ended December 31, 1999. Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.90% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

SEAN KATOF, a portfolio manager of INVESCO, is the portfolio manager of the Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

Sean Katof is a member of INVESCO's Sector Team, which is co-led by William
R. Keithler and John R. Schroer.


[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
----------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                               YEAR ENDED           PERIOD ENDED
                                              DECEMBER 31            DECEMBER 31
--------------------------------------------------------------------------------
                                                1999                     1998(a)
PER SHARE DATA
Net Asset Value--Beginning of Period           $8.22                      $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.29                       0.29
Net Losses on Securities
   (Both Realized and Unrealized)             (0.28)                      (1.88)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.01                      (1.59)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.32                        0.19
--------------------------------------------------------------------------------
Net Asset Value--End of Period                 $7.91                       $8.22
================================================================================

TOTAL RETURN(b)                                0.35%                 (15.88%)(c)
RATIOS
Net Assets--End of Period ($000 Omitted)        $625                        $501
Ratio of Expenses to Average Net Assets(d)(e)  1.92%                    1.90%(f)
Ratio of Net Investment Income to Average
  Net Assets (d)                               4.25%                    4.94%(f)
Portfolio Turnover Rate(g)(h)                   465%                     200%(c)

(a) From April 1, 1998, commencement of investment operations, through December 31, 1998.
(b) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.

(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 1999 and the period ended December 31, 1998. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 9.72% and 8.54% (annualized), respectively, and ratio of net investment loss to average net assets would have been (3.55%) and (1.70%) (annualized), respectively.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(f) Annualized
(g) Portfolio turnover was greater than expected during the period ended December 31, 1998 due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.
(h) Portfolio turnover was greater than expected during the period ended December 31, 1999 due to active trading undertaken in response to market conditions.

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-REAL ESTATE OPPORTUNITY FUND
(FORMERLY, INVESCO VIF - REALTY FUND)

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




















PV17 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - SMALL COMPANY GROWTH FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........105
Fund Performance...............................106
Fees And Expenses..............................107
Investment Risks...............................107
Risks Associated With Particular Investments...108
Temporary Defensive Positions..................112
Portfolio Turnover.............................112
Fund Management................................112
Portfolio Managers.............................113
Share Price....................................113
Taxes..........................................114
Dividends And Capital Gain Distributions.......114
Voting Rights..................................114
Financial Highlights...........................115




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities, including so-called "junk bonds."

The Fund invests primarily in small-capitalization companies -- those with market capitalizations of $2 billion or less at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Fund meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high.

The Fund is subject to other principal risks such as potential conflicts, market, liquidity, derivatives, options and futures, counterparty, interest rate, duration, foreign securities, lack of timely information and credit risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the Russell 2000 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

-------------------------------------------------
    VIF - SMALL COMPANY GROWTH FUND
      ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1997            1998                1999
    (0.90%)         16.38%              91.06%
-------------------------------------------------
Best Calendar Qtr.   12/99     47.92%
Worst Calendar Qtr.   9/98    (17.29%)
-------------------------------------------------


--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN(1)
                                                   AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR           SINCE INCEPTION
VIF-Small Company Growth Fund               91.06%             39.89%(2)
Russell 2000 Index(3)                       21.26%              9.91%


(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions, and include the effect of the Fund's expenses.

(2)  The Fund commenced investment operations on August 25, 1997.

(3) The Russell 2000 Index is an unmanaged index that shows performance of smaller-capitalization stocks. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF  - SMALL COMPANY GROWTH FUND
Management Fees                                      0.75%
Distribution and Service (12b-1) Fees                 None
Other Expenses (1)(2)(3)                             3.35%
                                                    ------
Total Annual Fund Operating Expenses (1)(2)(3)       4.10%
                                                    ======

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.95% and 1.70%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                    1 year      3 years     5 years     10 years
                    $412        $1,247      $2,097      $4,289


[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more are less volatile than those of mid-size businesses with outstanding securities worth more than $2 billion or small businesses with outstanding securities worth less than $2 billion.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


The Fund generally invests in equity securities of companies with market capitalizations of $2 billion or less at the time of purchase. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)
These are securities issued by U.S. banks that    Market, Information,
represent shares of foreign corporations held     Political, Regulatory,
by those banks.  Although traded in U.S.          Diplomatic, Liquidity and
securities markets and valued in U.S. dollars,    Currency Risks
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES
Securities issued by private companies or         Market, Credit, Interest
governments representing an obligation to         Rate and Duration Risks
pay interest and to repay principal when
the security matures.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases securities         Market and
and pays for them in cash at the normal           Interest Rate Risks
trade settlement time.  When the Fund
purchases a delayed delivery or when-issued
security,  it promises to pay in the future
for example, when the security is actually
available  for delivery to the Fund.  The
Fund's  obligation  to pay and the interest
rate it receives,  in the case of debt
securities,  usually  are  fixed  when the Fund
promises  to pay.  Between  the date the Fund
promises to pay and the date the securities
are  actually  received,  the  Fund  receives
no  interest  on its investment,  and  bears
the risk  that  the  market  value of the
when-issued  security may decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
A contract to exchange an                         Currency, Political,
amount of currency on a                           Diplomatic, Counter-
date in the future at an                          party and Regulatory
agreed-upon exchange rate                         Risks
might be used by the Fund
to hedge against changes
in foreign currency exchange
rates when the Fund invests
in foreign securities.  Does
not reduce price fluctuations
in foreign securities, or
prevent losses if the prices
of those securities decline.
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement                Market, Liquidity and Options
to buy or sell a specific amount of               and Futures Risks
a financial instru ment (such as an
index option) at a stated price on a
stated date.  The Fund may use futures
contracts to provide liquidity and to
hedge  portfolio value.
--------------------------------------------------------------------------------
JUNK BONDS
Debt Securities that are rated BB or              Market, Credit, Interest Rate
lower by Standard & Poor's or Ba or               and Duration Risks
lower by Moody's. Tend to pay higher
interest rates than  higher-rated
debt  securities,  but carry a higher
credit risk.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or             Credit, Information,
receive a security or other instrument,           Liquidity and Options and
index or com modity, or cash payment              Futures Risks
depending on the price of the underlying
security or the perfor mance of an index
or other benchmark.  Includes options on
specific securities and stock indices,
and stock index futures. May be used in
Fund's portfolio to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,              Counterparty, Credit, Currency
swaps, caps, floors and collars. They             Interest Rate, Liquidity,
may be used to try to manage the Fund's           Market and Regulatory Risks
foreign currency exposure and other
investment risks, which can cause its
net asset value to rise or fall.  The
Fund  may use  these  financial
instruments,  commonly  known  as
"derivatives,"  to  increase or decrease
its exposure to changing  securities
prices, interest rates, currency exchange
rates or other factors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
A contract under which the seller of a            Credit and Counterparty
security agrees to buy it back at                 Risks
an agreed-upon price and time in the future.

--------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but           Liquidity Risk
which are bought and sold solely by
institutional investors.  The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate was 201% for the year ended December 31, 1999. Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn-over rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible fo the day-to-day management of the Fund's portfolio holdings:

STACIE COWELL, a vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1997, Stacie was a senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1996, Trent was a senior equity analyst with Munder Capital Management and a research assistant with SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

TIMOTHY J. MILLER, a director and senior vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

Stacie Cowell and Trent May are members of the INVESCO Growth Team, which is led by Tim Miller.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                 YEAR ENDED         PERIOD ENDED
                                                DECEMBER 31          DECEMBER 31
--------------------------------------------------------------------------------
                                           1999            1998          1997(a)

PER SHARE DATA
Net Asset Value--Beginning of Period     $11.51         $  9.91          $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)          (0.00)          (0.01)             0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)        10.50             1.62           (0.11)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         10.50             1.61           (0.09)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
In Excess of Net Investment Income        0.00             0.01             0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period          $22.01          $ 11.51          $  9.91
================================================================================

TOTAL RETURN(c)                         91.06%           16.38%       (0.90%)(d)
RATIOS
Net Assets--End of Period
  ($000 Omitted)                        $4,950          $ 1,036          $   247
Ratio of Expenses to Average
  Net Assets(e)(f)                       1.70%            1.87%         0.61%(g)
Ratio of Net Investment Income or
  (Loss) to Average Net Assets (e)     (0.71%)          (0.90%)         0.52%(g)
Portfolio Turnover Rate                201%(h)              92%           25%(d)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 4.05%, 12.46% and 35.99% (annualized), respectively, and ratio of net investment loss to average net assets would have been (3.06%), (11.49%) and (34.86%) (annualized), respectively.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g)  Annualized
(h) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - SMALL COMPANY GROWTH FUND



You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




















PV14 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - TECHNOLOGY FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........119
Fund Performance...............................120
Fees And Expenses..............................121
Investment Risks...............................122
Risks Associated With Particular Investments...122
Temporary Defensive Positions..................125
Fund Management................................126
Portfolio Manager..............................126
Share Price....................................126
Taxes..........................................127
Dividends And Capital Gain Distributions.......127
Voting Rights..................................127
Financial Highlights...........................128




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, oceanography, office and factory automation, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms which are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

The Fund's investments are diversified across the technology sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


The chart below contains the following plot points:

-------------------------------------------------
         VIF - TECHNOLOGY FUND
      ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1997            1998                1999
    14.80%          25.69%              158.93%
-------------------------------------------------
Best Calendar Qtr.   12/99     66.65%
Worst Calendar Qtr.   9/98    (18.86%)
-------------------------------------------------

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN(1)
                                                   AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR           SINCE INCEPTION
VIF-Technology Fund                        158.93%             65.49%(2)
S&P 500 Index(3)                            21.03%             25.55%



(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions, and include the effect of the Fund's expenses.

(2)  The Fund commenced investment operations on May 21, 1997.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TECHNOLOGY FUND
Management Fees                                     0.75%
Distribution and Service (12b-1) Fees                None
Other Expenses (1)(2)                               0.78%
                                                   ------
Total Annual Fund Operating Expenses (1)(2)         1.53%
                                                   ======

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangments, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.56% and 1.31%, respectively of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

                              1 year      3 years     5 years      10 years
                              $156        $483        $834         $1,824

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher- rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries -- present and future -- may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.


LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in equity securities of companies engaged in technology related industries. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.


--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)               Market, Information,
These are securities issued by U.S. banks that    Political, Regulatory,
represent shares of foreign corporations held     Diplomatic, Liquidity and
by those banks.  Although traded in U.S.          Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES                                   Market, Credit, Interest
Securities issued by private companies or         Rate and Duration Risks
governments representing an obligation to
pay interest and to repay principal when
the security matures.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                               Liquidity  Risk
A security that cannot be sold quickly at
its fair value.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                             Credit and Counterparty
A contract under which the seller of a            Risks
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

WILLIAM R. KEITHLER, a senior vice president of INVESCO, is the portfolio manager of the Technology Fund. Before joining INVESCO in 1999, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

Bill is a member of the INVESCO Sector Team, which he co-leads with John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                    YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31      DECEMBER 31
--------------------------------------------------------------------------------
                                           1999           1998          1997(a)

PER SHARE DATA
Net Asset Value--Beginning of Period     $14.34        $ 11.49          $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)          (0.00)         (0.03)             0.05
Net Gains on Securities
   (Both Realized and Unrealized)         22.79           2.96             1.44
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          22.79           2.93             1.49
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income       0.00           0.01             0.00
In Excess of Net Investment Income         0.00           0.01             0.00
Distributions from Capital Gains           0.00           0.06             0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        0.00           0.08             0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period           $37.13        $ 14.34          $ 11.49
================================================================================

TOTAL RETURN(c)                         158.93%         25.69%        14.80%(d)
RATIOS
Net Assets--End of Period
  ($000 Omitted)                        $93,992        $ 1,577          $   414
Ratio of Expenses to Average Net
  Assets(e)(f)                            1.31%          1.40%         0.48%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)              (0.40%)        (0.14%)         0.95%(g)
Portfolio Turnover Rate                     95%           239%          102%(d)

(a) From May 21, 1997, commencement of investment operations, to December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-TECHNOLOGY FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.






















PV13 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-TELECOMMUNICATIONS FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........132
Fund Performance...............................133
Fees And Expenses..............................133
Investment Risks...............................134
Risks Associated With Particular Investments...134
Temporary Defensive Positions..................138
Fund Management................................138
Portfolio Manager..............................139
Share Price....................................139
Taxes..........................................139
Dividends And Capital Gain Distributions.......140
Voting Rights..................................140
Financial Highlights...........................141




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities.

The Fund invests primarily in the equity securities of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO  uses  a "bottom-up"   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies which offer new products or services and/or are increasing their market share.

The Fund's investments are diversified across the telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The telecommunications sector is highly regulated, and changes in government regulation can play a significant role in the prospects of the sector or specific markets within the telecommunications sector.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The Fund commenced investment operations on September 21, 1999, and therefore does not have a complete calendar year of performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TELECOMMUNICATIONS FUND
Management Fees                             0.75%
Distribution and Service (12b-1) Fees        None
Other Expenses(1)(2)                        0.55%
                                            -----
Total Annual Fund Operating Expenses(1)(2)  1.30%
                                            =====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 1999 were 0.52% and 1.27%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

          1 year    3 years
          $132      $412


[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risk.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest in securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION  RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in equity securities of companies that are related to telecommunications. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)               Market, Information,
These are securities issued by U.S. banks that    Political, Regulatory,
represent shares of foreign corporations held     Diplomatic, Liquidity and
by those banks.  Although traded in U.S.          Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES                                   Market, Credit, Interest
Securities issued by private companies or         Rate and Duration Risks
governments representing an obligation to
pay interest and to repay principal when
the security matures.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONRACTS                 Currency, Political,
A contract to exchange an                         Diplomatic, and
amount of currency on a                           Regulatory Risks
date in the future at an
agreed-upon exchange rate
might be used by the Fund
to hedge against changes
in foreign currency exchange
rates when the Fund invests
in foreign securities.  Does
not reduce price fluctuations
in foreign securities, or
prevent losses if the prices
of those securities decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                               Liquidity  Risk
A security that cannot be sold quickly at
its fair value.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                             Credit and Counterparty
A contract under which the seller of a            Risks
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services as of December 31, 1999.*

*Annualized from September 21, 1999, commencement of investment operations, to period ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

Brian Hayward is a member of the INVESCO Sector Team, which is co-led by William
R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of NAV after the order is received in proper form by the Fund.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                                 PERIOD ENDED
                                                                  DECEMBER 31
--------------------------------------------------------------------------------
                                                                         1999(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                             $        10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                                                    0.00
Net Gains on Securities (Both Realized and Unrealized)                      6.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            6.45
================================================================================
Net Asset Value-- End of Period                                   $        16.45
================================================================================

TOTAL RETURN(c)                                                        64.50%(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)                         $       67,650
Ratio of Expenses to Average Net Assets(e)(f)                           1.27%(g)
Ratio of Net Investment Income to Average Net Assets(e)                 0.11%(g)
Portfolio Turnover Rate                                                   15%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1999. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.28% (annualized), and ratio of net investment income to average net assets would have been 0.10% (annualized).
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.
















P181 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-TOTAL RETURN FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........144
Fund Performance...............................145
Fees And Expenses..............................146
Investment Risks...............................146
Risks Associated With Particular Investments...147
Temporary Defensive Positions..................151
Fund Management................................152
Portfolio Managers.............................152
Share Price....................................153
Taxes..........................................153
Dividends And Capital Gain Distributions.......154
Voting Rights..................................154
Financial Highlights...........................155




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is actively managed. It invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund invests primarily in a combination of common stocks of companies with a strong history of paying regular dividends. The Fund also invests in debt securities, including obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual, and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended
December 31 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

---------------------------------------------------------------
                 VIF - TOTAL RETURN FUND
              ACTUAL ANNUAL TOTAL RETURN(1)
===============================================================
1994       1995       1996       1997       1998       1999
1.75%      22.79%     12.18%     22.91%     9.50%      (3.40%)
---------------------------------------------------------------
Best Calendar Qtr.    6/97     10.73%
Worst Calendar Qtr.   9/99    (10.12%)
---------------------------------------------------------------


--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN(1)
                                                   AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR     5 YEARS   SINCE INCEPTION
VIF-Total Return Fund                       (3.40%)      12.38%      11.36%(2)
S&P 500 Index(3)                            21.03%       28.54%      25.61%
Lehman Government/Corporate Bond Index(3)   (2.15%)       7.61%       6.90%(4)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions, and include the effect of the Fund's expenses.
(2)  The Fund commenced investment operations on June 2, 1994.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market, while the Lehman Government /Corporate Bond Index is an unmanaged index indicative of the broad fixed-income and high-yield markets. Please keep in mind that the Indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

(4) Performance for the Index is calculated from May 31, 1994 to December 31, 1999.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TOTAL RETURN FUND
Management Fees                                    0.75%
Distribution and Service (12b-1) Fees               None
Other Expenses (1)(2)(3)                           0.55%
                                                  ------
Total Annual Fund Operating Expenses (1)(2)(3)     1.30%
                                                  ======

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.42% and 1.17%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                 1 year      3 years    5 years    10 years
                                 $132        $412       $713       $1,568

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other investment, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other investment, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in common stocks and debt securities. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.


--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)               Market, Information,
These are securities issued by U.S. banks that    Political, Regulatory,
represent shares of foreign corporations held     Diplomatic, Liquidity and
by those banks.  Although traded in U.S.          Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
A contract to exchange an                         Currency, Political,
amount of currency on a                           Diplomatic, Counter-
date in the future at an                          party and Regulatory
agreed-upon exchange rate                         Risks
might be used by the Fund
to hedge against changes
in foreign currency exchange
rates when the Fund invests
in foreign securities.  Does
not reduce price fluctuations
in foreign securities, or
prevent losses if the prices
of those securities decline.
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement                Market, Liquidity and Options
to buy or sell a specific amount of               and Futures Risks
a financial instrument (such as an
index option) at a stated price on a
stated date.  The Fund may use futures
contracts to provide liquidity and to
hedge  portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that cannot be sold quickly            Liquidity Risk
at fair value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or             Credit, Information,
receive a security or other instrument,           Liquidity and Options and
index or com modity, or cash payment              Futures Risks
depending on the price of the underlying
security or the perfor mance of an index
or other benchmark.  Includes options on
specific securities and stock indices,
and stock index futures. May be used in
Fund's portfolio to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,              Counterparty, Credit, Currency
swaps, caps, floors and collars. They             Interest Rate, Liquidity,
may be used to try to manage the Fund's           Market and Regulatory Risks
foreign currency exposure and other
investment risks, which can cause its
net asset value to rise or fall.  The
Fund  may use  these  financial
instruments,  commonly  known  as
"derivatives,"  to  increase or decrease
its exposure to changing  securities
prices, interest rates, currency exchange
rates or other factors.
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                             Credit and Counterparty
A contract under which the seller of a            Risks
security agrees to buy it back at an
agreed-upon price and time in the future.

--------------------------------------------------------------------------------
RULE 144A SECURITIES                              Liquidity Risk
Securities that are not registered, but
which are bought and sold solely by
institutional investors.  The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks.

Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO Capital Management, Inc. ("ICM") is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, ICM and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.75% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

JAMES O. BAKER, a vice president of ICM, is a co-portfolio manager of the Fund. Prior to joining ICM in 1992, Jim was a portfolio manager with Willis Investment Counsel and a broker with Morgan Keegan and Drexel Burnham Lambert. He is a Chartered Financial Analyst. Jim received his B.A. from Mercer University.

DAVID S. GRIFFIN, a portfolio manager of ICM, is an assistant portfolio manager of the Fund. Dave joined ICM in 1991. He is a Chartered Financial Analyst. Dave received his M.B.A. from the College of William and Mary and his B.A. from Ohio Wesleyan University.

MARGARET DURKES HOOGS, a portfolio manager of ICM, is an assistant portfolio manager of the Fund. Before joining ICM in 1993, Peg was a vice president and portfolio manager for Sovran Capital Management. She is a Chartered Financial Analyst. Peg received her B.A. from The Colorado College.

EDWARD C. MITCHELL, JR., a vice President of ICM, is a co-portfolio manager of the Fund. Ed joined ICM in 1979, and manages other INVESCO Capital Management, Inc. portfolios for investors. He is a Chartered Financial Analyst. Ed received his M.B.A. from the University of Colorado and his B.A. from the University of Virginia.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the  shareholders of the Fund are insurance  companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.



                                                                      YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------------
                                                    1999         1998         1997         1996         1995
PER SHARE DATA
Net Asset Value-- Beginning of Period           $  16.58     $  15.81     $  13.21     $  12.14     $  10.09
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.41         0.37         0.36         0.36         0.25
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (0.98)         1.13         2.66         1.12         2.05
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  (0.57)         1.50         3.02         1.48         2.30
==============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.37         0.36         0.34         0.36         0.24
In Excess of Net Investment Income                  0.00         0.00         0.00         0.05         0.00
Distributions from Capital Gains                    0.06         0.37         0.08         0.00         0.01
==============================================================================================================
TOTAL DISTRIBUTIONS                                 0.43         0.73         0.42         0.41         0.25
==============================================================================================================
Net Asset Value-- End of Period                 $  15.58     $  16.58     $  15.81     $  13.21     $  12.14
==============================================================================================================

TOTAL RETURN(a)                                  (3.40%)        9.56%       22.91%       12.18%       22.79%
RATIOS
Net Assets-- End of Period ($000 Omitted)       $ 27,739     $ 35,630     $ 23,268     $ 13,513     $  6,553
Ratio of Expenses to Average Net Assets(b)(c)      1.17%        1.01%        0.92%        0.94%        1.01%
Ratio of Net Investment Income
  to Average Net Assets(b)                         2.14%        2.50%        3.07%        3.44%        3.91%
Portfolio Turnover Rate                              36%          17%          27%          12%           5%

(a) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997, 1996 and 1995. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.01%, 1.10%, 1.30% and 2.51%, respectively, and ratio of net investment income to average net assets would have been 2.50%, 2.89%, 3.08% and 2.41%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TOTAL RETURN FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.























PV92 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - UTILITIES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........158
Fund Performance...............................159
Fees And Expenses..............................160
Investment Risks...............................161
Risks Associated With Particular Investments...161
Temporary Defensive Positions..................164
Fund Management................................165
Portfolio Manager..............................166
Share Price....................................166
Taxes..........................................167
Dividends And Capital Gain Distributions.......168
Voting Rights..................................168
Financial Highlights...........................169



                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund seeks to make an investment grow. It also seeks to provide you with current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies doing business in the utilities economic sector. These companies include companies that produce, generate transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the utilities economic sector;
o At least 50% of its assets must be devoted to producing revenues from the utilities economic sector; or
o Based on other available information, we determine that its primary business is within the utilities economic sector.

INVESCO uses a "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

The Fund's investments are diversified across the utilities sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for electric generation, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for the Fund compared to the S&P 500 and the S&P Utility Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                          ACTUAL ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------

            1995          1996          1997          1998          1999
            9.09%         12.70%        23.41%        25.49%        19.13%

--------------------------------------------------------------------------------
Best Calendar Qtr.       12/98        17.18%
Worst Calendar Qtr.       9/98        (4.70%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                                 AS OF 12/31/99
--------------------------------------------------------------------------------
                                        1 YEAR         SINCE INCEPTION

VIF - Utilities Fund                    19.13%         17.83%(2)
S&P 500 Index(3)                        21.03%         28.51%
S&P Utility Index(3)                    (8.88%)        13.66%

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2) The Fund commenced investment operations on January 3, 1995.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market, while the S&P Utility Index is an unmanaged index of domestic utilities stocks. Please keep in mind that the Index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     VIF - UTILITIES FUND
     Management Fees                                    0.60%
     Distribution and Service (12b-1) Fees              None
     Other Expenses (1)(2)(3)                           1.08%
                                                        ----
     Total Annual Fund Operating Expenses (1)(2)(3)     1.68%
                                                        ====

(1) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3) Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.61% and 1.21%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

              1 year           3 years         5 years         10 years
              $171             $530            $913            $1,987

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts. No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY  RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund generally invests in companies doing business in the utilities economic sector. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These instruments, which at any given time may constitute a significant portion of the Fund's portfolio, may have their own risks.

-------------------------------------------------------------------------------------------
INVESTMENT                                                       RISKS
-------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by U.S. banks that represent        Market, Information,
 shares of foreign corporations held by those banks.             Political, Regulatory,
 Although traded in U.S. securities markets and valued in        Diplomatic, Liquidity and
 U.S. dollars, ADRs carry most of the risks of investing         Currency Risks
 directly in foreign securities.
--------------------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private companies or governments           Market, Credit, Interest
 representing an obligation to pay interest and to repay         Rate and Duration Risks
 principal when the security matures.
--------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
 A contract under which the seller of a security agrees to       Credit and Counterparty
 buy it back at an agreed-upon price and time in the future.     Risks

--------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 0.60% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

Brian Hayward is a member of the INVESCO Sector Team, which is led by William R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                 YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------
                                                1999       1998       1997       1996       1995
PER SHARE DATA
Net Asset Value-- Beginning of Period        $ 17.78    $ 14.40    $ 11.95    $ 10.84    $ 10.00
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.22       0.25       0.31       0.13       0.07
Net Gains on Securities
  (Both Realized and Unrealized)                3.17       3.41       2.48       1.26       0.84
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                3.39       3.66       2.79       1.39       0.91
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.20       0.24       0.29       0.13       0.07
In Excess of Net Investment Income              0.00       0.00       0.00       0.01       0.00
Distributions from Capital Gains                0.00       0.03       0.05       0.14       0.00
In Excess of Net Realized Gains                 0.00       0.01       0.00       0.00       0.00
==================================================================================================
TOTAL DISTRIBUTIONS                             0.20       0.28       0.34       0.28       0.07
==================================================================================================
Net Asset Value -- End of Period             $ 20.97    $ 17.78    $ 14.40    $ 11.95    $ 10.84
==================================================================================================

TOTAL RETURN(a)                               19.13%     25.48%     23.41%     12.76%      9.08%
RATIOS
Net Assets -- End of Period ($000 Omitted)   $ 9,137    $ 6,993    $ 4,588    $ 2,660    $   290
Ratio of Expenses to Average
  Net Assets(b)(c)                             1.20%      1.08%      0.99%      1.16%      1.80%
Ratio of Net Investment Income
  to Average Net Assets(b)                     1.15%      1.73%      2.92%      2.92%      2.47%
Portfolio Turnover Rate                          40%        35%        33%        48%        24%

(a) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999, 1998, 1997, 1996 and 1995. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.53%, 1.60%, 2.07%, 5.36%, and 57.13% respectively, and ratio of net investment income (loss) to average net assets would have been 0.82%, 1.21%, 1.84%, (1.28%) and (52.86%), respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.






















PV94 811-8038

PROSPECTUS | April 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF--DYNAMICS FUND
INVESCO VIF--FINANCIAL SERVICES FUND
INVESCO VIF--HEALTH SCIENCES FUND
INVESCO VIF--TECHNOLOGY FUND
INVESCO VIF--TELECOMMUNICATIONS FUND


FIVE MUTUAL FUNDS SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks ...............172
Fund Performance......................................177
Fees And Expenses.....................................178
Investment Risks......................................180
Risks Associated With Particular Investments..........180
Temporary Defensive Positions.........................186
Portfolio Turnover....................................186
Fund Management.......................................187
Portfolio Managers....................................187
Share Price...........................................188
Taxes.................................................189
Dividends And Capital Gain Distributions..............189
Voting Rights.........................................189
Financial Highlights..................................190




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     Investment Goals & Strategies
[ARROWS ICON]  Potential Investment Risks
[GRAPH ICON]   Past Performance
[INVESCO ICON] Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are used solely as investment vehicles for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Funds directly. As an owner of a variable annuity or variable life insurance contract that offers the Funds as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Funds.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Funds.

[KEY ICON] INVESCO VIF--DYNAMICS FUND

The Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities, including so-called "junk bonds."

The Fund invests primarily in common stocks of mid-sized U.S. companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase but also has the flexibility to invest in other types of securities, including preferred stocks, convertivble securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Fund meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.

o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[KEY ICON] INVESCO VIF--FINANCIAL SERVICES FUND

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, tt invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies). A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the financial services sector;
o At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
o Based on other available information, we determine that its primary business is within the financial services sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings regardless of the interest rate environment - although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

The Fund's investments are diversified across the financial services sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

This sector is generally subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund can lose money.

[KEY ICON] INVESCO VIF--HEALTH SCIENCES FUND

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

The Fund's investments are diversified across the health sciences sector. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[KEY ICON] INVESCO VIF--TECHNOLOGY FUND

The Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, oceanography, office and factory automation, networking, robotics, and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms which are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

The Fund's investments are diversified across the technology sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, an investment in the value of a Fund share may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[KEY ICON] INVESCO VIF--TELECOMMUNICATIONS FUND

The Fund seeks to make an investment grow. It also seeks to provide you with current income. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities.

The Fund invests primarily in equity securities of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small faster growing companies which offer new products or services and/or are increasing their market share.

The Fund's investments are diversified across the telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The telecommunications sector is highly regulated, and changes in government regulation can play a significant role in the prospects of the sector or specific markets within the telecommunications sector.

The Fund is subject to other principal risks such as potential conflicts, market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show VIF - Dynamics, VIF - Health Sciences and VIF Technology Funds' actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31 for each of those Funds compared to the following relevant indexes: S&P Mid Cap 400 Index and S&P 500 Index. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

Each Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

VIF-Financial   Services   and   VIF-Telecommunications   Funds   commenced
operations on September 21, 1999, and therefore do not have a complete calendar year of performance.

The charts below contains the following plot points:

-------------------------------------------------
          VIF - DYNAMICS FUND
      ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1997            1998                1999
    3.40%           19.35%              55.60%
-------------------------------------------------
Best Calendar Qtr.   12/99     33.23%
Worst Calendar Qtr.   9/98    (19.95%)
-------------------------------------------------

-------------------------------------------------
          VIF - HEALTH SCIENCES FUND
        ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1997            1998                1999
    10.40%          42.85%              4.86%
-------------------------------------------------
Best Calendar Qtr.   12/98     15.79%
Worst Calendar Qtr.   6/99     (5.48%)
-------------------------------------------------

-------------------------------------------------
         VIF - TECHNOLOGY FUND
      ACTUAL ANNUAL TOTAL RETURN(1)
=================================================
    1997            1998                1999
    14.80%          25.69%              158.93%
-------------------------------------------------
Best Calendar Qtr.   12/99     66.65%
Worst Calendar Qtr.   9/98    (18.86%)
-------------------------------------------------


--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN
                                                   AS OF 12/31/99
--------------------------------------------------------------------------------
                                            1 YEAR           SINCE INCEPTION

VIF-Dynamics Fund                           55.60%           31.95%(2)
S&P Mid Cap 400 Index(3)                    14.72%           16.80%(4)
VIF-Health Sciences Fund                     4.86%           21.22%(5)
S&P 500 Index(3)                            21.03%           25.71%
VIF-Technology Fund                        158.93%           65.49%(6)
S&P 500 Index(3)                            21.03%           25.55%


(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.
(2)  The Fund commenced investment operations on August 25, 1997.
(3) The S&P Mid Cap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Funds and are reflected in their annual return.
(4)  Performance for the Index is calculated from July 31, 1997 to December
     31, 1999.
(5)  The Fund commenced investment operations on May 22, 1997.
(6)  The Fund commenced investment operations on May 21, 1997.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF--DYNAMICS FUND
Management Fees                                       0.75%
Distribution and Service (12b-1) Fees                  None
Other Expenses (1)(2)(3)                              1.53%
                                                     ------
Total Annual Fund Operating Expenses (1)(2)(3)        2.28%
                                                     ======

VIF-FINANCIAL SERVICES FUND
Management Fees                                       0.75%
Distribution and Service (12b-1) Fees                  None
Other Expenses (1)(3)                                 1.75%
                                                     ------
Total Annual Fund Operating Expenses (1)(3)           2.50%
                                                     ======

VIF-HEALTH SCIENCES FUND
Management Fees                                       0.75%
Distribution and Service (12b-1) Fees                  None
Other Expenses (1)(3)                                 2.11%
                                                     ------
Total Annual Fund Operating Expenses (1)(3)           2.86%
                                                     ======

VIF-TECHNOLOGY FUND
Management Fees                                       0.75%
Distribution and Service (12b-1) Fees                  None
Other Expenses (1)(3)                                 0.78%
                                                     ------
Total Annual Fund Operating Expenses (1)(3)           1.53%
                                                     ======

VIF-TELECOMMUNICATIONS FUND
Management Fees                                       0.75%
Distribution and Service (12b-1) Fees                  None
Other Expenses (1)(3)                                 0.55%
                                                     ------
Total Annual Fund Operating Expenses (1)(3)           1.30%
                                                     ======

(1) The Funds' Actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(2) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(3)  Certain  expenses  of  VIF-Dynamics,   VIF-Financial  Services,  VIF-Health
     Sciences, VIF-Technology and VIF-Telecommunications Funds were absorbed voluntarily by INVESCO in order to ensure that expenses for the Funds did not exceed 1.15%, 1.25%, 1.25%, 1.25% and 1.25%, respectively, of each Fund's average net assets pursuant to commitments between the Funds and
     INVESCO.   These   commitments   may  be  changed  at  any  time  following
     consultation with the board of directors. After absorption, but excluding any expense offset arrangements, VIF-Dynamics Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.51% and 1.26%, respectively, of the Fund's average net assets; VIF-Financial Services Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 1999 were 0.64% and 1.39%, respectively, of the Fund's average net assets; VIF-Health Sciences Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.73% and 1.48%, respectively, of the Fund's average net assets; VIF-Technology Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 1999 were 0.56% and 1.31%, respectively, of the Fund's average net assets; VIF-Telecommunications Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December
     31, 1999 were 0.52% and 1.27%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to a Fund for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that a Fund's operating expenses remain the same. Although the actual costs and performance of each Fund may be higher or lower, based on these assumptions your costs would have been:

                             1 year    3 years    5 years  10 years
Dynamics Fund                $231      $712       $1,220   $2,615
Financial Services Fund      $253      $779          N/A      N/A
Health Sciences Fund         $289      $886       $1,508   $3,185
Technology Fund              $156      $483       $  834   $1,824
Telecommunications  Fund     $132      $412          N/A      N/A

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to a Fund. The principal risks of any mutual fund, including the Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.


[ARROWS ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Funds among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. VIF-Dynamics, VIF-Financial Services, VIF-Health Sciences and VIF-Technology Fund may invest up to 25% of its assets in securities of non-U.S. issuers; VIF-Telecommunications Fund may invest an unlimited amount of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


VIF--Dynamics Fund generally invests in common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter; and VIF--Financial Services, VIF--Health Sciences, VIF--Technology and VIF--Telecommunications Funds generally invest in equity securities of companies that are related to their respective sectors. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risk.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY                                      VIF-Dynamics
RECEIPTS (ADRs)                  Market, Information,    VIF-Financial Services
 These are securities issued     Political, Regulatory,  VIF-Health Sciences
 by U.S. banks that represent    Diplomatic, Liquidity   VIF-Technology
 shares of foreign corporations  and Currency Risks      VIF-Telecommunications
 held by those banks.
 Although traded in U.S. secu-
 rities markets and valued in
 U.S. dollars, ADRs carry most
 of the risks of investing
 directly in foreign securities.
--------------------------------------------------------------------------------
DEBT SECURITIES                                          VIF-Dynamics
 Securities issued by private    Market, Credit,         VIF-Financial Services
 companies or governments        Interest Rate           VIF-Health Sciences
 representing an obligation to   and Duration Risks      VIF-Technology
 pay interest and to repay                               VIF-Telecommunications
 principal when the security
 matures.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR                                      VIF-Dynamics
WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases  Market and
 securities and pays for         Interest Rate Risks
 them in cash at the normal
 trade settlement time.  When
 the Fund purchases a delayed
 delivery or when-issued secu-
 rity, it promises to pay in
 the future for example, when
 the security is actually
 available for delivery to the
 Fund.  The Fund's obligation
 to pay and the interest rate
 it receives, in the case of
 debt securities, usually are
 fixed when the Fund promises
 to pay.  Between the date
 the Fund promises to pay
 and the date the securities
 are actually received, the
 Fund receives no interest on
 its investment, and bears the
 risk that the market value of
 the when-issued security may
 decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY                                 VIF-Dynamics
CONTRACTS                                                VIF-Telecommunications
 A contract to exchange an       Currency, Political,
 amount of currency on a         Diplomatic, Counter-
 date in the future at an        party and Regulatory
 agreed-upon exchange rate       Risks
 might be used by the Fund
 to hedge against changes
 in foreign currency exchange
 rates when the Fund invests
 in foreign securities.  Does
 not reduce price fluctuations
 in foreign securities, or
 prevent losses if the prices
 of those securities decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES                                                  VIF-Dynamics
 A futures contract is an        Market,
 agreement to buy or sell a      Liquidity, and
 specific amount of a finan      Options and
 cial instrument (such as        Futures Risks
 an index  option) at a
 stated price on a stated date.
 The Fund may use futures
 contracts to provide liquidity
 and to hedge portfolio value.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                                      VIF-Health Sciences
 A security that cannot be       Liquidity Risk          VIF-Technology
 sold quickly at its fair                                VIF-Telecommunications
 value.
--------------------------------------------------------------------------------



JUNK BONDS                                               VIF-Dynamics
 Debt securities that are        Market, Credit,
 rated BB or lower by S&P        Interest Rate
 or Ba or lower by Moody's.      and Duration Risks
 Tend to pay higher interest
 rates than higher-rated
 debt securities, but carry
 a higher credit risk.
--------------------------------------------------------------------------------
OPTIONS                                                   VIF-Dynamics
 The obligation or right to      Credit,
 deliver or receive a            Information,
 security or other               Liquidity, and
 instrument, index,              Options and
 commodity, or cash payment      Futures Risks
 depending on the price of
 the underly ing security
 or the performance of an
 index or other benchmark.
 Includes options on specific
 securities and stock indices,
 and stock index futures. May
 be used in the Fund's
 portfolio to provide liquidity
 and hedge portfolio value.

--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                              VIF-Dynamics
 These may include forward       Counterparty, Credit
 contracts, swaps, caps,         Currency, Interest
 floors and collars. They may    Rate, Liquidity,
 be used to try to manage the    Market, and
 Fund's  foreign  currency       Regulatory Risks
 exposure and other investment
 risks, which can cause its net
 asset value to rise or fall.
 The Fund may use these financial
 instruments, commonly  known as
 "derivatives,"to increase  or
 decrease  its  exposure to
 changing  securities prices,
 interest rates,  currency exchange
 rates or other factors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                    VIF-Dynamics
 A contract under which the      Credit and Counter-     VIF-Financial Services
 seller of a security agrees     party Risks             VIF-Health Sciences
 to buy it back at an agreed-                            VIF-Technology
 upon price and time in the                              VIF-Telecommunications
 future.

--------------------------------------------------------------------------------
RULE 144A SECURITIES                                     VIF-Dynamics
 Securities that are not regis-  Liquidity Risk
 tered, but which are bought
 and sold solely by institu-
 tional investors.  The Fund
 considers many Rule 144A
 securities to be "liquid,"
 although the market for such
 securities typically is less
 active than the public
 securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of each Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade each Fund's portfolio. Therefore, a Fund may have a high portfolio turnover rate compared to many other mutual funds. The Health Sciences Fund had a portfolio turnover rate of 173% for the fiscal year ended December 31, 1999.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $357 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $31.9 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the period ended December 31, 1999:


---------------------------------------------------------------------
                               ADVISORY FEE AS A PERCENTAGE OF
                           AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
---------------------------------------------------------------------
   VIF-Dynamics Fund                  0.75%
   VIF-Financial Services Fund        0.75%*
   VIF-Health Sciences Fund           0.75%
   VIF-Technology Fund                0.75%
   VIF-Telecommunications Fund        0.75%*

*Annualized from September 21, 1999, commencement of investment operations, to year ended December 31, 1999.


[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of each Fund's portfolio holdings:

FUND                        PORTFOLIO MANAGER(S)
VIF--Dynamics               Timothy J. Miller
                            Thomas Wald
VIF--Financial Services     Jeffrey G. Morris
VIF--Health Sciences        John R. Schroer
VIF--Technology             William R. Keithler
VIF--Telecommunications     Brian B. Hayward

BRIAN B. HAYWARD, a vice president of INVESCO, is the portfolio manager of Telecommunications Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

WILLIAM R. KEITHLER, a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before joining INVESCO in 1999, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

TIMOTHY J. MILLER, a director and senior vice president of INVESCO, is the lead portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -St. Louis and a B.S.B.A. from St. Louis University.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and served as a research analyst from 1994 to 1995. He is a Chartered Financial Analyst. He received an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

JOHN R. SCHROER, a senior vice president of INVESCO and vice president of INVESCO Global Health Sciences Fund, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1992, John was an assistant vice president with Trust Company of the West from 1990 to 1992. He is a Chartered Financial Analyst. John received an M.B.A. and B.S. from the University of Wisconsin-Madison.

THOMAS WALD, a vice president of INVESCO, is the co-portfolio manager of Dynamics Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Tom  Wald is a  member  of the  INVESCO  Growth  Team,  which is led by Tim
Miller.

Brian Hayward, Bill Keithler and Jeff Morris are members of the INVESCO Sector Team, which is co-led by Bill Keithler and John Schroer.

John Schroer is a member of, and leads, the INVESCO Health Team.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of a Fund's shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[GRAPH ICON] TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If a Fund continues to qualify as a "regulated investment company" and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Funds are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.


[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

Each Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by a Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Funds' net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Funds are reinvested in additional shares of a Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of each Fund are owned by your insurance company and not by you directly, you will not vote shares of a Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the annual percentages that an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                      PERIOD
                                                                       ENDED
                                       YEAR ENDED DECEMBER 31    DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-DYNAMICS FUND              1999              1998           1997(a)
PER SHARE DATA
Net Asset Value--
  Beginning of Period             $   12.15        $    10.34     $       10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)        0.00            (0.00)              0.02
Net Gains on Securities
  (Both Realized and Unrealized)       6.75              1.98              0.32
================================================================================
TOTAL FROM INVESTMENT OPERATIONS       6.75              1.98              0.34
================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(c)                 0.00              0.02              0.00
In Excess of Net
  Investment Income(c)                 0.00              0.00              0.00
Distributions from Capital Gains       0.00              0.15              0.00
================================================================================
TOTAL DISTRIBUTIONS                    0.00              0.17              0.00
================================================================================
Net Asset Value--End of Period    $   18.90        $    12.15     $       10.34
================================================================================

TOTAL RETURN(d)                      55.60%            19.35%          3.40%(e)
RATIOS
Net Assets--
  End of Period ($000 Omitted)   $   29,667           $   308        $      257
Ratio of Expenses to
  Average Net Assets(f)(g)            1.26%             1.45%          0.52%(h)
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets(f)              0.04%           (0.64%)          0.63%(h)
Portfolio Turnover Rate                 70%               55%            28%(e)

(a) From August 25, 1997, commencement of investment operations, through December, 31 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income for the year ended December 31, 1999, aggregated less than $0.01 on a per share basis.
(d) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, are not representative of a full year.

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(h) Annualized

                                                                 PERIOD ENDED
                                                                 DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND                                  1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $         10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                   0.01
Net Gains on Securities (Both Realized and Unrealized)                  1.09
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        1.10
================================================================================
Net Asset Value -- End of Period                             $         11.10
================================================================================

TOTAL RETURN(b)                                                    11.00%(c)
RATIOS
Net Assets -- End of Period ($000 Omitted)                   $        9,179
Ratio of Expenses to Average Net Assets(d)(e)                      1.39%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(d)     0.67%(f)
Portfolio Turnover Rate                                              37%(c)

(a) From September 21, 1999, commencement of investment operations, through December, 31 1999.
(b) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1999. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.48% (annualized), and ratio of net investment loss to average net assets would have been (0.42%) (annualized).
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(f) Annualized

                                                                PERIOD ENDED
                                       YEAR ENDED DECEMBER 31    DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND       1999            1998(a)        1997(b)
PER SHARE DATA
Net Asset Value--
  Beginning of Period             $   15.29        $   11.04        $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                  0.02             0.05             0.10
Net Gains on Securities
  (Both Realized and Unrealized)       0.72             4.66             0.94
================================================================================
TOTAL FROM INVESTMENT OPERATIONS       0.74             4.71             1.04
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income   0.01             0.03             0.00
Distributions from Capital Gains       0.00             0.34             0.00
In Excess of Net Realized Gains        0.00             0.09             0.00
================================================================================
TOTAL DISTRIBUTIONS                    0.01             0.46             0.00
================================================================================
Net Asset Value--End of Period    $   16.02         $  15.29        $   11.04
================================================================================

TOTAL RETURN(c)                       4.86%           42.85%        10.40%(d)
RATIOS
Net Assets -- End of Period
  ($000 Omitted)                 $   11,652         $  2,378        $     423
Ratio of Expenses to
  Average Net Assets(e)(f)            1.48%            1.27%         0.60%(g)
Ratio of Net Investment
  Income to Average Net Assets(e)     0.36%            0.35%         2.34%(g)
Portfolio Turnover Rate                173%             107%          112%(d)

(a) The per share information was computed based on average shares.
(b) From May 22, 1997, commencement of investment operations, through December, 31 1997.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

                                                                  PERIOD ENDED
                                          YEAR ENDED DECEMBER 31   DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-TECHNOLOGY FUND                  1999          1998       1997(a)
PER SHARE DATA
Net Asset Value--Beginning of Period    $   14.34     $   11.49     $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)            (0.00)        (0.03)          0.05
Net Gains on Securities (Both Realized
  and Unrealized)                           22.79          2.96          1.44
================================================================================
TOTAL FROM INVESTMENT OPERATIONS            22.79          2.93          1.49
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00          0.01          0.00
In Excess of Net Investment Income           0.00          0.01          0.00
Distributions from Capital Gains             0.00          0.06          0.00
================================================================================
TOTAL DISTRIBUTIONS                          0.00          0.08          0.00
================================================================================
Net Asset Value--End of Period          $   37.13     $   14.34     $   11.49
================================================================================

TOTAL RETURN(c)                           158.93%        25.69%     14.80%(d)
RATIOS
Net Assets -- End of Period
  ($000 Omitted)                        $  93,992     $   1,577     $     414
Ratio of Expenses to Average Net
  Assets(e)(f)                              1.31%         1.40%      0.48%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)                (0.40%)       (0.14%)      0.95%(g)
Portfolio Turnover Rate                       95%          239%       102%(d)

(a) From May 21, 1997, commencement of investment operations, through December, 31 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1999 and 1998, and all of expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

                                                                  PERIOD ENDED
                                                                  DECEMBER 31
--------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND                                  1999(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                            $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                                                0.00
Net Gains on Securities (Both Realized and Unrealized)                  6.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        6.45
================================================================================
Net Asset Value -- End of Period                                  $    16.45
================================================================================

TOTAL RETURN(c)                                                    64.50%(d)
RATIOS
Net Assets -- End of Period ($000 Omitted)                        $   67,650
Ratio of Expenses to Average Net Assets(e)(f)                       1.27%(g)
Ratio of Net Investment Income to Average Net Assets(e)             0.11%(g)
Portfolio Turnover Rate                                               15%(d)

(a) From September 21, 1999, commencement of investment operations, through December, 31 1999.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1999. If INVESCO had not voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.28% (annualized), and ratio of net investment income to average net assets would have been 0.10% (annualized).
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (these may include transfer agency and custodian fees).
(g) Annualized

APRIL 30, 2000

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--DYNAMICS FUND
INVESCO VIF--FINANCIAL SERVICES FUND
INVESCO VIF--HEALTH SCIENCES FUND
INVESCO VIF--TECHNOLOGY FUND
INVESCO VIF--TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2000 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.






















PSKV 811-8038

                       STATEMENT OF ADDITIONAL INFORMATION


                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - Blue Chip Growth Fund
                   (formerly, INVESCO VIF - Growth Portfolio)
                          INVESCO VIF - Dynamics Fund
                        INVESCO VIF - Equity Income Fund
                      (formerly, INVESCO VIF - Industrial Income Fund)
                     INVESCO VIF - Financial Services Fund
                       INVESCO VIF - Health Sciences Fund
                         INVESCO VIF - High Yield Fund
                       INVESCO VIF - Market Neutral Fund
                   INVESCO VIF - Real Estate Opportunity Fund
                        (formerly, INVESCO VIF - Realty Fund)
                    INVESCO VIF - Small Company Growth Fund
                         INVESCO VIF - Technology Fund
                     INVESCO VIF - Telecommunications Fund
                        INVESCO VIF - Total Return Fund
                          INVESCO VIF - Utilities Fund



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085

                                 April 30, 2000

------------------------------------------------------------------------------

Prospectuses for INVESCO VIF - Blue Chip Growth, INVESCO VIF - Dynamics, INVESCO VIF Equity Income, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Market Neutral, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF -
Technology,  INVESCO VIF -  Telecommunications,  INVESCO VIF - Total  Return and
INVESCO  VIF  -  Utilities  Funds  dated  April  30,  2000,  provide  the  basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the Funds are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .199

Investments, Policies and Risks  . . . . . . . . . . . . . . . . . . . . 199

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . 219

Management of the Funds  . . . . . . . . . . . . . . . . . . . . . . . . 223

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . .249

Brokerage Allocation and Other Practices . . . . . . . . . . . . . . . . 250

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .253

Tax Consequences of Owning Shares of a Fund. . . . . . . . . . . . . . . 254

Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 255

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . .259

Appendix A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .260

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.

The Company is an open-end, diversified, no-load management investment company currently consisting of thirteen portfolios of investments: INVESCO VIF -- Blue Chip Growth, INVESCO VIF -- Dynamics, INVESCO VIF -- Equity Income, INVESCO VIF
- Financial Services, INVESCO VIF -- Health Sciences, INVESCO VIF -- High Yield, INVESCO VIF - Market Neutral, INVESCO VIF -- Real Estate Opportunity, INVESCO VIF -- Small Company Growth, INVESCO VIF -- Technology, INVESCO VIF - Telecommunications, INVESCO VIF -- Total Return and INVESCO VIF -- Utilities Funds (each a "Fund" and, collectively, the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of Market Neutral Fund are discussed in the Fund's Prospectus. Market Neutral Fund may invest in equity securities of companies traded on U.S. stock exchanges and U.S. Treasury bills. In addition, Market Neutral Fund will engage in short sales. Please see below for additional disclosure regarding equity securities and short sales.

The principal investments and policies of the remaining Funds are also discussed in the Prospectuses of the Funds. The remaining Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations.

There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." High Yield Fund invests primarily in junk bonds. Equity Income Fund may invest up to 15% of its portfolio in such securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated
Ba or less by Moody's or BB or less by S&P. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, Equity Income, Financial Services, Health Sciences, Real Estate Opportunity, Technology, Telecommunications and Utilites Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Blue Chip Growth, Dynamics, Equity Income and Small Company Growth Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Total Return Fund may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- The Funds may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investment in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investment in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL  RISKS.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/ or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes and commercial paper. The VIF-High Yield Fund may invest in municipal obligations, but under normal circumstances does not intend to make significant investments in these securities.

The VIF-High Yield Fund may invest in the following types of municipal obligations:

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper consists of short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers, that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SHORT SALES (Market Neutral Fund only) -- This discussion relates solely to Market Neutral Fund; no other Fund intends to sell securities short (except to sell short "against the box."). Market Neutral Fund will sell a security short and borrow the same security from a broker or other institution to complete the sale. Market Neutral Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that Market Neutral Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, Market Neutral Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Further, because the Fund will attempt to remain market neutral, if the Fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding security it owns at an unfavorable time or price in order to maintain market neutrality. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased -- by the amount of compensation to the lender, dividend and expenses Market Neutral Fund may be required to pay.

Until Market Neutral Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in Market Neutral Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act.
Each Fund may not:

    1. purchase the securities of any issuer (other than securities  issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that:
    (i) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) the investments in the combined long and short portfolios of Market Neutral Fund may exceed 25% of the value of its total assets in one or more industries;
    (iv) Real Estate Opportunity Fund may invest more than 25% of the value of its total assets in one or more industries relating to the real estate industry; (v) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (vi) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vii) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;

    2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

    3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

    4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings); with respect to Market Neutral Fund, short sales and related borrowings of securities and cash to satisfy margin requirements are not subject to this restriction;

    5. issue senior securities, except as permitted under the 1940 Act;

    6. lend any  security  or make any loan if, as a result,  more than 33
    1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

    7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

    8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). This restriction shall not prohibit the Real Estate Opportunity Fund from directly holding real estate if such real estate is acquired by the Fund as a result of a default on debt securities held by the Fund.

    9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

    A. The Fund (with the exception of Market Neutral Fund) may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

    B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party

    (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)). This limitation shall not prevent Market Neutral Fund from borrowing money from brokers from time to time to meet margin requirements on the securities it sells short. Any such borrowings will be short-term in nature.

    C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

    D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

    E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

    Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

    (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

    (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

    (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.

    (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

--------------------------------------------------------------------------------
                                                              SMALL COMPANY
INVESTMENT              BLUE CHIP GROWTH       DYNAMICS       GROWTH
--------------------------------------------------------------------------------
EQUITY SECURITIES       Unlimited              Unlimited      Normally, at
                                                              least 65% in
                                                              companies with
                                                              market capi-
                                                              talizations of
                                                              $2 billion or
                                                              less
--------------------------------------------------------------------------------
LOWER-RATED CORPORATE   Not Allowed                           Up to 5%
DEBT SECURITIES
--------------------------------------------------------------------------------
FOREIGN SECURITIES      Up to 25%              Up to 25%      Up to 25%
(PERCENT AGES EXCLUDE
ADRS AND SECURITIES OF
CANADIAN ISSUERS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT             EQUITY INCOME        HIGH YIELD        TOTAL RETURN
--------------------------------------------------------------------------------
DEBT SECURITIES        Normally, up         At least 65%      Normally, a
                       to 35%               in securities     minimum of 30%
                                            maturing at       (investment
                                            least three       grade only)
                                            years after
                                            issuance
--------------------------------------------------------------------------------
EQUITY SECURITIES      Normally, at least                     Normally, a
                       65% in dividend-                       minimum of 30%;
                       paying common and                      the remainder will
                       preferred stocks;                      vary with
                       up to 30% in non-                      market conditions
                       dividend paying
                       common stock
--------------------------------------------------------------------------------
FOREIGN SECURITIES     Up to 25%            Up to 25%         Up to 25%
(PERCENT AGES EXCLUDE  (must be
ADRS AND SECURITIES    denominated
CANADIAN ISSUERS)      and pay
                       interest in
                       U.S. dollars)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 REAL ESTATE
INVESTMENT             FINANCIAL SERVICES     HEALTH SCIENCES    OPPORTUNITY
--------------------------------------------------------------------------------
WITHIN SECTOR          Normally, at           Normally, at       Normally, at
                       least 80%(a)           least 80%(a)       least 65% and
                                                                 no one
                                                                 property type
                                                                 will represent
                                                                 more than 50%
                                                                 of the Fund's
                                                                 total assets
                                                                 (c)(d)
--------------------------------------------------------------------------------
OUTSIDE SECTOR         Up to 20%(b)           Up to 20%(b)       Up to 35%
--------------------------------------------------------------------------------
FOREIGN SECURITIES     Up to 25%              Up to 25%          Up to 25%
(PERCENTAGES EXCLUDE
ADRS AND SECURITIES OF
CANADIAN ISSUERS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT             TECHNOLOGY        TELECOMMUNICATIONS      UTILITIES
--------------------------------------------------------------------------------
WITHIN SECTOR          Normally, at      Normally, at           Normally, at
                       least 80%(a)      least 65%(C)           least 80%(a)
--------------------------------------------------------------------------------
OUTSIDE SECTOR         Up to 20%(b)      Up to 35%; up to       Up to 20%(b)
                                         35% in infrastruc-
                                         ture
--------------------------------------------------------------------------------
FOREIGN SECURITIES     Up to 25%         Unlimited; may be      Up to 25%
(PERCENTAGES EXCLUDE                     65% or more
ADRS AND SECURITIES OF
CANADIAN ISSUERS)
--------------------------------------------------------------------------------

(a) The Fund normally invests at least 80% of its assets in the equity securities (common and preferred stocks and convertible bonds) of companies primarily doing business in a specific business sector.
(b) The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by INVESCO, consistent with the Fund's investment policies and restrictions. These investments include, but are not limited to, debt securities issued by companies outside the Fund's business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by S&P or P-2 by Moody's and repurchase agreements) and cash.
(c) At least 65% in equity securities - including common stocks, preferred stocks, securities convertible into common stock and warrants; up to 35% in debt securities of which no more than 15% can be in junk bonds.
(d) Investment in unrated securities may not exeed 25% of the Fund's total assets. The Fund may not invest in bonds rated below B- by S&P or B by Moody's.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
           Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of March 1, 2000, INVESCO managed 45 mutual funds having combined assets of $31.9 billion, on behalf of more than 960,478 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $357 billion in assets under management on December 31, 1999.


AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

            INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

            Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

            INVESCO Capital Management Division, Atlanta, Georgia, manages
            institutional   investment   portfolios,   consisting  primarily  of
            discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

            INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

            PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

            INVESCO  Realty   Advisors   Division,   Dallas,   Texas,   is
            responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

            INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o  administrative;

   o  internal accounting (including computation of net asset value);

   o  clerical and statistical;

   o  secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o  supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o  supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Equity Income and Total Return Funds

   o  0.75% on the first $500 million of each Fund's average net assets;

   o  0.65% on the next $500 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets from $1 billion;

   o  0.45% of each Fund's average net assets from $2 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

High Yield and Utilities Funds

   o  0.60% on the first $500 million of each Fund's average net assets;

   o  0.55% on the next $500 million of each Fund's average net assets;

   o  0.45% of each Fund's average net assets from $1 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

Small Company Growth, Health Sciences and Technology Funds

   o  0.75% on the first $350 million of each Fund's average net assets;

   o  0.65% on the next $350 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets from $700 million;

   o  0.45% of each Fund's average net assets from $2 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

Dynamics Fund

   o  0.75% on the first $1 billion of the Fund's average net assets;

   o  0.60% on the next $1 billion of the Fund's average net assets;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion;

Blue Chip Growth Fund

   o  0.85% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets from $1 billion;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

   o  0.90% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets from $1 billion;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion.


Financial Services, Market Neutral and Telecommunications Funds

   o  0.75% of each Fund's average net assets.

During the fiscal years ended December 31, 1999, 1998 and 1997, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                           Advisory            Total Expense       Total Expense
                           Fee Dollars         Reimbursements      Limitations
                           ------------        --------------      ------------

BLUE CHIP GROWTH FUND
December 31, 1999          $   5,079             42,862               1.50%
December 31, 1998              2,589             32,023               1.50%(1)
December 31, 1997                781             26,170               1.25%

DYNAMICS FUND
December 31, 1999          $  29,422           $ 41,017               1.15%
December 31, 1998              1,652             36,773               1.15%(1)
December 31, 1997                554             31,429               0.90%

EQUITY INCOME FUND
December 31, 1999          $ 528,557           $      0               1.15
December 31, 1998            377,741                245               1.15%(1)
December 31, 1997            223,880             16,285               0.90%

FINANCIAL SERVICES FUND(2)
December 31, 1999          $   9,483           $ 14,434               1.25%
December 31, 1998                N/A               N/A                 N/A
December 31, 1997                N/A               N/A                 N/A

HEALTH SCIENCES FUND
December 31, 1999          $  24,354           $ 45,308               1.25%
December 31, 1998              9,945             39,165               1.25%(1)
December 31, 1997              1,191             33,488               1.00%

HIGH YIELD FUND
December 31, 1999          $ 293,782           $      0               1.05%
December 31, 1998            224,864                  0               1.05%(1)
December 31, 1997            117,624             20,919               0.80%

MARKET NEUTRAL FUND(3)
December 31, 1999          $  10,448           $ 15,164               1.25%
December 31, 1998                N/A                N/A                 N/A
December 31, 1997                N/A                N/A                 N/A

REAL ESTATE OPPORTUNITY FUND(4)
December 31, 1999          $   5,110           $ 44,380               1.35%
December 31, 1998              2,558             18,881               1.35%(1)
December 31, 1997                N/A                N/A                 N/A

SMALL COMPANY GROWTH FUND
December 31, 1999          $  16,772           $ 53,048               1.25%
December 31, 1998              2,726             39,139               1.25%(1)
December 31, 1997                684             32,621               1.00%

TECHNOLOGY FUND
December 31, 1999          $  92,023           $ 26,323               1.25%
December 31, 1998              5,670             38,752               1.25%(1)
December 31, 1997              1,318             33,352               1.00%

TELECOMMUNICATIONS FUND(2)
December 31, 1999          $  50,901           $  1,193               1.25%
December 31, 1998                N/A                N/A                 N/A
December 31, 1997                N/A                N/A                 N/A

TOTAL RETURN FUND
December 31, 1999          $ 244,455           $      0               1.15%
December 31, 1998            219,888                196               1.15%(1)
December 31, 1997            126,159             30,247               0.90%

UTILITIES FUND
December 31, 1999          $  49,534           $ 26,909               1.15%
December 31, 1998             32,195             28,048               1.15%(1)
December 31, 1997             19,549             35,201               0.90%

(1) Expense limitations prior to July 8, 1998 for Blue Chip Growth, Dynamics, Equity Income, Health Sciences, High Yield, Real Estate Opportunity, Small Company Growth, Technology, Total Return and Utilities Funds were 1.25%, 0.90%, 0.90%, 1.00%, 0.80%, 1.10%, 1.00%, 1.00%, 0.90% and
    0.90%, respectively.
(2) The Fund commenced investment operations on September 21, 1999.
(3) The Fund commenced investment operations on November 10, 1999.
(4) The Fund commenced investment operations on April 1, 1998.

THE SUB-ADVISORY AGREEMENT

With respect to Market Neutral Fund, INVESCO (NY) Division ("INY") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated August 30, 1999 (the "Market Neutral Sub-Agreement") with INVESCO.

With respect to Total Return Fund, INVESCO Capital Management Division ("ICM") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Total Return Sub-Agreement") with INVESCO.

The Market Neutral Sub-Agreement and Total Return Sub-Agreement (the "Sub-Agreements") provide that INY and ICM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of INY or ICM;
(e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, INY and ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds. The fees are calculated at the following annual rates:

Market Neutral Fund

   o   0.30% of the Fund's average net assets.

Total Return Fund

   o   0.30% on the first $500 million of the Fund's average net assets;

   o   0.26% on the next $500 million of the Fund's average net assets;

   o   0.22% of the Fund's average net assets from $1 billion;

   o   0.18% of the Fund's average net assets from $2 billion;

   o   0.16% of the Fund's average net assets from $4 billion;

   o   0.15% of the Fund's average net assets from $6 billion; and

   o   0.14% of the Fund's average net assets from $8 billion.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee per Fund of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund and an additional 0.25% per year of new assets of each Fund acquired after July 8, 1998.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.

FEES PAID TO INVESCO

For the fiscal years ended December 31, 1999, 1998 and 1997, the Funds paid the following fees to INVESCO (prior to the voluntary absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable):

                                                Administrative        Transfer
                                  Advisory         Services            Agency
                                  --------      --------------        --------
BLUE CHIP GROWTH FUND
December 31, 1999                $   5,079         $ 10,581           $   5,000
December 31, 1998                    2,589           10,047               5,000
December 31, 1997                      781            6,680               3,333

DYNAMICS FUND
December 31, 1999                $  29,422        $  19,574           $   5,000
December 31, 1998                    1,652           10,042               5,000
December 31, 1997                      554           10,014               5,000

EQUITY INCOME FUND
December 31, 1999                $ 528,557        $ 103,227           $   5,000
December 31, 1998                  377,741           25,519               5,000
December 31, 1997                  223,880           14,478               5,000

FINANCIAL SERVICES FUND(1)
December 31, 1999                $   9,483        $   6,128           $   1,389
December 31, 1998                      N/A              N/A                 N/A
December 31, 1997                      N/A              N/A                 N/A

HEALTH SCIENCES FUND
December 31, 1999                $  24,354        $  18,605           $   5,000
December 31, 1998                    9,945           11,874               5,000
December 31, 1997                    1,191           10,024               5,000

HIGH YIELD FUND
December 31, 1999                $ 293,782        $ 122,285           $   5,000
December 31, 1998                  224,864           26,312               5,000
December 31, 1997                  117,624           12,941               5,000

MARKET NEUTRAL FUND(2)
December 31, 1999                $  10,488        $   5,123           $     708
December 31, 1998                      N/A              N/A                 N/A
December 31, 1997                      N/A              N/A                 N/A

REAL ESTATE OPPORTUNITY FUND(3)
December 31, 1999                $   5,110        $  11,222           $   5,000
December 31, 1998                    2,558            7,669               3,750
December 31, 1997                      N/A              N/A                 N/A

SMALL COMPANY GROWTH FUND
December 31, 1999                $  16,772        $  14,763           $   5,000
December 31, 1998                    2,726           10,192               5,000
December 31, 1997                      684           10,014               5,000

TECHNOLOGY FUND
December 31, 1999                $  92,023        $  42,515           $   5,000
December 31, 1998                    5,670           11,005               5,000
December 31, 1997                    1,318           10,026               5,000

TELECOMMUNICATIONS FUND(1)
December 31, 1999                $  50,901        $  20,763           $   1,389
December 31, 1998                      N/A              N/A                 N/A
December 31, 1997                      N/A              N/A                 N/A

TOTAL RETURN FUND
December 31, 1999                $ 244,455        $  54,679           $   5,000
December 31, 1998                  219,888           19,501               5,000
December 31, 1997                  126,159           12,534               5,000

UTILITIES FUND
December 31, 1999                $  49,534        $  19,441          $    5,000
December 31, 1998                   32,195           11,535               5,000
December 31, 1997                   19,549           10,489               5,000

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on November 10, 1999.
(3) The Fund commenced investment operations on April 1, 1998.


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee and an insurance committee. These committees meet when necessary to review legal and insurance matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
             Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
             Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Mark H. Williamson(2)(3)    President, Chief          President, Chief
7800 E. Union Avenue        Executive Officer         Executive Officer and
Denver, Colorado            and Chairman of the       Chairman of the Board
Age:  48                    Board                     of INVESCO Funds
                                                      Group,  Inc.;  President,
                                                      Chief  Executive   Officer
                                                      and  Chairman of the Board
                                                      of  INVESCO  Distributors,
                                                      Inc.;  President,  Chief
                                                      Operating    Officer   and
                                                      Trustee of INVESCO  Global
                                                      Health    Sciences   Fund;
                                                      formerly,   Chairman   and
                                                      Chief Executive  Officer
                                                      of NationsBanc  Advisors,
                                                      Inc.;  formerly,  Chairman
                                                      of NationsBanc Invest-
                                                      ments, Inc.

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Fred A. Deering             Vice Chairman of the      Trustee of INVESCO Global
(1)(2)(7)(8)                Board                     Health Sciences Fund;
Security Life Center                                  formerly, Chairman of the
1290 Broadway                                         Executive Committee
Denver, Colorado                                      and  Chairman of the Board
Age:  72                                              of Security Life of Denver
                                                      Insurance Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.

Victor L. Andrews,          Director                  Professor Emeritus,
Ph.D.(4)(6)                                           Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  69                                              Department of Finance of
                                                      Georgia State University;
                                                      President,  Andrews Finan-
                                                      cial Associates, Inc. (con
                                                      sulting  firm);  formerly,
                                                      member of the faculties of
                                                      the    Harvard    Business
                                                      School   and   the   Sloan
                                                      School  of  Management  of
                                                      MIT;   Director   of   The
                                                      Sheffield Funds, Inc.


Bob R. Baker (2)(4)(5)(9)   Director                  Consultant (since
37 Castle Pines Dr., North                            2000); formerly, President
Castle Rock, Colorado                                 and Chief Executive
Age:  63                                              Officer (1989 to 2000)
                                                      of  AMC  Cancer   Research
                                                      Center, Denver,  Colorado;
                                                      until  mid-December  1988,
                                                      Vice Chairman of the Board
                                                      of     First      Columbia
                                                      Financial     Corporation,
                                                      Englewood,       Colorado;
                                                      Chairman of the Board and
                                                      Chief  Executive Officer
                                                      of First  Columbia
                                                      Financial Corporation.

Charles W. Brady(3)         Director                  Chairman of the Board
1315 Peachtree St., N.E.                              of INVESCO Global
Atlanta, Georgia                                      Health Sciences Fund;
Age:  64                                              Chief  Executive   Officer
                                                      and  Chairman  of AMVESCAP
                                                      PLC,  London,  England and
                                                      various   subsidiaries  of
                                                      AMVESCAP PLC.

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Lawrence H. Budner(1)(5)    Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  69                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.


James T. Bunch(4)(5)(9)     Director                  Principal and Founder
3600 Republic Plaza                                   of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age:  57                                              1988; Director and
                                                      Secretary  of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director
                                                      of Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm,             Director                  Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Professor of
4201 Yuma Street, N.W.                                Economics and Public
Washington, DC                                        Administration,
Age:  55                                              University   of  Texas  at
                                                      Arlington;    formerly,
                                                      Chairman,    Commodity
                                                      Futures Trading Commission
                                                      Administrator for Inform-
                                                      ation and Regulatory
                                                      Affairs at the
                                                      Office of  Management  and
                                                      Budget, Executive Director
                                                      of the Presidential Task
                                                      Force   on   Regulatory
                                                      Relief,  and  Director  of
                                                      the   Federal   Trade Com-
                                                      mission's  Bureau  of Eco-
                                                      nomics.  Also, Director of
                                                      Chicago         Mercantile
                                                      Exchange,  Enron Corpora-
                                                      tion,  IBP,  Inc.,   State
                                                      Farm  Insurance   Company,
                                                      Independent    Women's
                                                      Forum,       International
                                                      Republic  Institute,   and
                                                      the  Republican  Women's
                                                      Federal    Forum.


Richard W. Healey(3)        Director                  Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Distributors,
Age:  45                                              Inc. since 1998;
                                                      formerly, Senior Vice
                                                      President of GT Global
                                                      North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).

Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years


Gerald J. Lewis(1)(6)(7)    Director                  Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  66                                              of General Chemical
                                                      Group, Inc., Hampdon,  New
                                                      Hamp  shire,  since  1996;
                                                      formerly, Associate
                                                      Justice of the  California
                                                      Court of Appeals;
                                                      formerly,   Director  of
                                                      Wheelabrator Technologies,
                                                      Inc.,   Fisher Scientific
                                                      Inc.,  Henley
                                                      Manufacturing,  Inc.,  and
                                                      California  Coastal Proper
                                                      ties, Inc.;  Of
                                                      Counsel, Latham & Watkins,
                                                      San Diego,  California
                                                      (1987 to 1997).

John W. McIntyre            Director                  Retired. Formerly,
(1)(2)(5)(7)                                          Vice Chairman of the
7 Piedmont Center                                     Board of Directors of
Suite 100                                             the Citizens and
Atlanta, Georgia                                      Southern  Corporation  and
Age:  69                                              Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of   the    Citizens   and
                                                      Southern Georgia Corp. and
                                                      the  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO   Global  Health
                                                      Sciences   Fund,    Gables
                                                      Residential         Trust,
                                                      Employee's      Retirement
                                                      System   of   GA,    Emory
                                                      University,  and J.M. Tull
                                                      Charitable     Foundation;
                                                      Director  of Kaiser Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Larry Soll, Ph.D.(4)(6)(9)  Director                  Retired.  Formerly,
345 Poorman Road                                      Chairman of the Board
Boulder, Colorado                                     (1987 to 1994), Chief
Age:  57                                              Executive Officer
                                                      (1982  to 1989 and 1993 to
                                                      1994) and President (1982
                                                      to 1989) of Synergen Inc.;
                                                      Director of Synergen since
                                                      incorporation  in  1982;
                                                      Director      of      Isis
                                                      Pharmaceuticals,     Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  52                                              Funds Group,  Inc.; Senior
                                                      Vice President,  Secretary
                                                      and  General   Counsel  of
                                                      INVESCO      Distributors,
                                                      Inc.; Secretary of INVESCO
                                                      Global   Health   Sciences
                                                      Fund;  formerly,   General
                                                      Counsel of  INVESCO  Trust
                                                      Company (1989 to1998) and
                                                      employee of a U.S. regula-
                                                      tory  agency,  Washington,
                                                      D.C. (1973 to 1989).

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief Finan-     Treasurer and Director
Denver, Colorado            cial Officer and          of INVESCO Funds
Age:  53                    Treasurer                 Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Director
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Com pany (1988
                                                      to 1998).

William J. Galvin, Jr.      Asssitant Secretary       Senior Vice President
7800 E. Union Avenue                                  and Assistant
Denver, Colorado                                      Secretary of INVESCO
Age:  43                                              Funds Group, Inc.;
                                                      Senior Vice President
                                                      and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).


Pamela J. Piro                                        Vice President and
7800 E. Union Avenue        Assistant Treasurer       Assis tant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age:  39                                              Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Account ing
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

                            Position(s) Held          Principal Occupations
Name, Address, and Age      With Company              During Past Five Years


Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age:  58                                              Officer of INVESCO
                                                      Trust Company.


Judy P. Wiese               Assistant Secretary       Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age:  51                                              Group,   Inc.;   Assistant
                                                      Secretary    of    INVESCO
                                                      Distributors,        Inc.;
                                                      formerly, Trust Officer of
                                                      INVESCO Trust Company.

(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.

(9) Member of the nominating committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these direc-tors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.



-------------------------------------------------------------------------------
                                    Benefits     Estimated       Total
Name of            Aggregate        Accrued      Annual          Compensation
Person and         Compensation     as part of   Benefits        From INVESCO
Position           From Company(1)  Company      Upon            Complex Paid
                                    Expenses(2)  Retirement(3)   to Directors(7)
-------------------------------------------------------------------------------
Fred A.Deering,         $10,047     $   585      $   286         $107,050
Vice Chairman of
the Board
-------------------------------------------------------------------------------
Victor L. Andrews       $10,022     $   560      $   331         $ 84,700
-------------------------------------------------------------------------------
Bob R. Baker            $10,009     $   500      $   443         $ 82,850
-------------------------------------------------------------------------------
Lawrence H. Budner      $10,009     $   560      $   331         $ 82,850
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                    Benefits     Estimated       Total
Name of            Aggregate        Accrued      Annual          Compensation
Person and         Compensation     as part of   Benefits        From INVESCO
Position           From Company(1)  Company      Upon            Complex Paid
                                    Expenses(2)  Retirement(3)   to Directors(7)
-------------------------------------------------------------------------------
James T. Bunch(4)             0           0            0                  0
-------------------------------------------------------------------------------
Daniel D.Chabris(5)     $   118         559          272           $ 34,000
-------------------------------------------------------------------------------
Wendy L. Gramm          $ 9,998           0            0           $ 81,350
-------------------------------------------------------------------------------
Kenneth T. King(5)      $10,031      $  592        $ 272           $ 85,850
-------------------------------------------------------------------------------
Gerald J. Lewis(4)            0           0            0                  0
-------------------------------------------------------------------------------
John W. McIntyre        $10,046      $  154       $  331          $ 108,700
-------------------------------------------------------------------------------
Larry Soll              $10,004           0            0          $ 100,900
-------------------------------------------------------------------------------
Total                   $80,284      $3,510       $2,266          $ 768,250
-------------------------------------------------------------------------------
% of Net Assets         0.0200%(6)   0.0009%(6)                   0.0024%(7)
-------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he was included in the calculation of retirement benefits as of November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Totals as a percentage of the Company's net assets as of December 31, 1999.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the board for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.

Officers and directors of the Company are legally precluded from investing in any of the Funds' shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of March 31, 2000, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Blue Chip Growth Fund


--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Nationwide Insurance Co.            Record                      61.98%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.           Record                      38.02%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Dynamics Fund
--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
American Skandia Life Assurance     Record                      92.70%
Variable Account B Class 1
Attn. Investment Accounting
PO Box 883
1 Corporate DR
Shelton, CT 06484-6208
--------------------------------------------------------------------------------

Equity Income Fund
--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Great-West Life & Annuity           Record                      38.46%
Unit Valuations 2T2
8515 E. Orchard Rd.
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Security Life                       Record                      19.73%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
-------------------------------------------------------------------------------
Annuity Investors Life              Record                      10.27%
Insurance Company
250 East Fifth Street
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------
Security Life                       Record                       9.53%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
-------------------------------------------------------------------------------
Conseco Variable Insurance CO
Attn. Separate Accounts C1B          Record                      6.31%
11825 North Pennsylvania Street
Carmel, IN 46032-4555
--------------------------------------------------------------------------------


Financial Services Fund
--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------

None
--------------------------------------------------------------------------------


Health Sciences Fund
--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
American Skandia Life Assurance     Record                      92.14%
Variable Account B Class 1
Attn. Investment Accounting
PO Box 883
1 Corporate DR
Shelton, CT 06484-6208
--------------------------------------------------------------------------------


 High Yield Fund

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Great-West Life & Annuity           Record                      39.04%
Unit Valuations 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Conseco Variable Insurance Co.      Record                      20.64%
Attn. Separate Accounts C1B
11825 North Pennsylvania Street
Carmel, IN 46032-4555
--------------------------------------------------------------------------------
Security Life                       Record                      18.77%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Security Life                         Record                      8.58%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life                Record                      5.36%
Insurance Co.
250 East Fifth St.
Cincinatti, OH  46032-4555
--------------------------------------------------------------------------------

Market Neutral Fund

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Safeco Mutual Funds                  Record                       68.19%
Attn. Steve Ballagh
P.O. Box 34890
Seattle, WA 98124-1890
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.            Record                       31.58%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Security Life                       Record                       92.96%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwood Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.           Record                        7.04%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Technology Fund
--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
American Skandia Life Assurance     Record                       87.18%
Variable Account B Class 1
Attn. Investment Accounting
PO Box 883
1 Corporate DR
Shelton, CT 06484-6208
--------------------------------------------------------------------------------


Telecommunications Fund

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------


Total Return Fund

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Security Life                       Record                       53.11%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                       Record                       23.41%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life              Record                       14.23%
Insurance Company
250 East Fifth Street
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------


Utilities Fund

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Security Life                       Record                       48.71%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Basis of Ownership          Percentage
Name and Address                    (Record/Beneficial)         Owned
--------------------------------------------------------------------------------
Security Life                        Record                      38.14%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Southland Life Insurance Co.         Record                       8.66%
Southland Separate Account L1
Attn Dir Mkt Support Services
1475 Dunwoody Dr
West Chester, PA 19380-1478
----------------------------------------------------------------------------

DISTRIBUTOR

INVESCO Distributors, Inc.("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Market Neutral Fund depends upon a prime broker for a variety of services related to its short sales. If the prime broker becomes insolvent, there will be delays in enforcing the Fund's rights, which may subject the Fund to additional losses. Certain of these losses may be covered by insurance. Market Neutral Fund utilizes so-called "blind principal" trading. In this process, broker-dealers are asked to bid on making trades for the Fund when it rebalances its portfolio. The broker-dealer bids for the right to execute all required portfolio trades at closing market price for a specific commission. The broker-dealer guarantees the closing market price on the trade date and thus has its own capital at risk.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of underwriting discounts and brokerage commissions paid by each Fund for the fiscal years outlined below were:

Blue Chip Growth Fund
December 31, 1999                    $        1,445
December 31, 1998                             1,746
December 31, 1997                               267

Dynamics Fund
December 31, 1999                    $       27,990
December 31, 1998                               574
December 31, 1997                               335

Equity Income Fund
December 31, 1999                    $       286,511
December 31, 1998                            278,819
December 31, 1997                            239,249

Financial Services Fund(1)
December 31, 1999                    $        22,184
December 31, 1998                                N/A
December 31, 1997                                N/A

Health Sciences Fund
December 31, 1999                    $        44,909
December 31, 1998                              5,650
December 31, 1997                                563

High Yield Fund
December 31, 1999                    $        83,031
December 31, 1998                            178,000
December 31, 1997                            143,282

Market Neutral Fund(2)
December 31, 1999                    $        62,438
December 31, 1998                                N/A
December 31, 1997                                N/A

Real Estate Opportunity Fund(3)
December 31, 1999                    $         5,970
December 31, 1998                                179
December 31, 1997                                N/A

Small Company Growth Fund
December 31, 1999                    $        40,243
December 31, 1998                              4,907
December 31, 1997                                712

Technology Fund
December 31, 1999                    $        94,463
December 31, 1998                             14,920
December 31, 1997                              5,012

Telecommunications Fund(1)
December 31, 1999                    $        67,179
December 31, 1998                                N/A
December 31, 1997                                N/A

Total Return Fund
December 31, 1999                    $        12,909
December 31, 1998                                484
December 31, 1997                              6,797

Utilities Fund
December 31, 1999                    $        19,205
December 31, 1998                              9,136
December 31, 1997                             13,372

(1) The Fund commenced investment operations on September 21, 1998.
(2) The Fund commenced investment operations on November 10, 1999.
(3) The Fund commenced investment operations on April 1, 1998.

For the fiscal year ended December 31, 1999, brokers providing research services received $193,150 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $142,385,271 Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 1999.

At December 31, 1999, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:



--------------------------------------------------------------------------------
Fund                      Broker or Dealer               Value of Securities
                                                         at December 31, 1999
--------------------------------------------------------------------------------
Blue Chip Growth          State Street Bank and Trust    $164,000
--------------------------------------------------------------------------------
Dynamics                  State Street Bank and Trust    $4,147,000
--------------------------------------------------------------------------------
Equity Income             State Street Bank and Trust    $6,586,000
--------------------------------------------------------------------------------
                          Morgan Stanley Dean Witter     $999,250
--------------------------------------------------------------------------------
Financial Services        State Street Bank and Trust    $917,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund                      Broker or Dealer               Value of Securities
                                                         at December 31, 1999
--------------------------------------------------------------------------------
                          Goldman Sachs Group            $131,863
--------------------------------------------------------------------------------
                          Morgan Stanley Dean Witter     $471,075
--------------------------------------------------------------------------------
                          Toronto-Dominion Bank          $126,900
--------------------------------------------------------------------------------
Health Sciences           None
--------------------------------------------------------------------------------
High Yield                State Street Bank and Trust    $2,968,000
--------------------------------------------------------------------------------
Market Neutral            State Street Bank and Trust    $743,000
--------------------------------------------------------------------------------
                          Morgan Stanley Dean Witter     $185,575
--------------------------------------------------------------------------------
                          Bear Stearns                   ($81,225)
--------------------------------------------------------------------------------
                          Lehman Brothers Holdings       $177,844
--------------------------------------------------------------------------------
Real Estate Opportunity   None
--------------------------------------------------------------------------------
Small Company Growth      State Street Bank and Trust    $442,000
--------------------------------------------------------------------------------
Technology                State Street Bank and Trust    $7,914,000
--------------------------------------------------------------------------------
Telecommunications        State Street Bank and Trust    $11,129,000
--------------------------------------------------------------------------------
Total Return              State Street Bank and Trust    $738,000
--------------------------------------------------------------------------------
                          Morgan Stanley Dean Witter     $428,250
--------------------------------------------------------------------------------
                          State Street Corporations      $109,594
--------------------------------------------------------------------------------
                          ABN Amro Securities            $199,650
--------------------------------------------------------------------------------
Utilities                 State Street Bank and Trust    $567,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 1,500,000,000 shares of common stock with a par value of $0.01 per share. As of March 31, 2000, the following shares of each Fund were outstanding:

            Blue Chip Growth Fund                              68,146
            Dynamics Fund                                   3,173,730
            Equity Income Fund                              4,138,441
            Financial Services Fund                         3,702,875
            Health Sciences Fund                            4,368,848
            High Yield Fund                                 4,808,309
            Market Neutral Fund                             1,000,100
            Real Estate Opportunity Fund                       84,472
            Small Company Growth Fund                         353,669
            Technology Fund                                 8,091,580
            Telecommunications Fund                        12,088,881
            Total Return Fund                               1,285,441
            Utilities Fund                                    447,315

All shares of a Fund will be voted together with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

You should consult your contract prospectus and your own tax adviser regarding specific questions as to federal, state and local taxes relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and since inception periods ended December 31, 1999, was:

Name of Fund                  1 Year        5 Year        Since Inception*

Blue Chip Growth Fund         29.17%           N/A             31.92%
Dynamics Fund                 55.60%           N/A             31.95%
Equity Income Fund            14.84%        21.81%             20.34%
Financial Services Fund          N/A           N/A             11.00%
Health Sciences Fund           4.86%           N/A             21.22%
High Yield Fund                9.20%        12.65%             11.34%
Market Neutral Fund              N/A           N/A              2.90%
Real Estate Opportunity Fund   0.35%           N/A            (9.21%)
Small Company Growth Fund     91.06%           N/A             39.89%
Technology Fund              158.93%           N/A             65.49%
Telecommunications Fund          N/A           N/A             64.50%
Total Return Fund            (3.40%)        12.38%             11.36%
Utilities Fund                19.13%           N/A             17.83%

*Inception dates were as follows:

Blue Chip Growth                    August 25, 1997
Dynamics                            August 25, 1997
Equity Income                       August 10, 1994
Financial Services                  September 21, 1999
Health Sciences                     May 22, 1997
High Yield                          May 27, 1994
Market Neutral                      November 10, 1999
Real Estate Opportunity             April 1, 1998
Small Company Growth                August 25, 1997
Technology                          May 21, 1997
Telecommunications                  September 21, 1999
Total Return                        June 2, 1994
Utilities                           January 3, 1995

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services.

The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                         Lipper Mutual
         Fund                            Fund Category
         ----                            -------------

         Blue Chip Growth Fund           Growth Funds
         Dynamics Fund                   Capital Appreciation Funds
         Equity Income Fund              Equity Income Funds
         Financial Services Fund         Financial Services Funds
         Health Sciences Fund            Health Biotechnology Funds
         High Yield Fund                 High Current Yield Funds
         Market Neutral Fund             Variable Specialty/Miscellaneous Funds
         Real Estate Opportunity Fund    Real Estate Funds
         Small Company Growth Fund       Small Company Growth Funds
         Technology Fund                 Science and Technology Funds
         Telecommunications Fund         Global Funds
         Total Return Fund               Flexible Portfolio Funds
         Utilities Fund                  Utility Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND
    PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31, 1999, are incorporated herein by reference from INVESCO Variable Investment Funds, Inc.'s Annual Reports to Shareholders dated December 31, 1999.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                         PART C. OTHER INFORMATION

Item 23.    Exhibits

               (a)   (1) Articles of Incorporation filed August 19, 1993.(2)

                     (2) Articles of Amendment of the Articles of Incorpora-tion filed October 21, 1993.(2)

                     (3) Articles Supplementary to Articles of Incorporation filed October 22, 1993.(2)

                     (4) Articles Supplementary to Articles of Incorporation filed February 11, 1997.(2)

                     (5) Articles Supplementary to Articles of Incorporation dated January 5, 1998.(5)

                     (6) Articles of Amendment to Articles  of   Incorporation
                     filed August 13, 1999.(8)

                     (7) Articles of Amendment to Articles of Incorporation filed August 13, 1999.(8)

                     (8) Articles Supplementary to Articles of Incorporation filed August 17, 1999.(8)

                     (9) Articles Supplementary to Articles of Incorporation filed February 29, 2000.

               (b)   Bylaws as of July 21, 1993.(3)

               (c)   Not applicable.

               (d) (1) Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated August 30, 1999.(8)

                     (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Capital Management, Inc. dated February 28, 1997.(2)

                         (i)   Amendment dated January 1, 1998 to Sub-Advisory
                          Agreement dated February 28, 1997.(7)

                         (ii) Amendment dated May 13, 1999 to Sub-Advisory Agreement.(8)

                     (3) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO Realty Advisors, Inc. dated February 28, 1997.(7)

                         (i) Amendment dated January 1, 1998 to Sub-Advisory Agreement dated February 28, 1997.(7)

                         (ii) Amendment dated May 13, 1999 to Sub-Advisory Agreement.(8)

                     (4) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO (NY) dated August 30, 1999.(9)

               (e) (1) General Distribution Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                     (2) General Distribution Agreement between Company and INVESCO Distributors, Inc. dated September 30, 1997.(3)

               (f) (1) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(2)

                     (2) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(6)

               (g) (1) Custody Agreement between Company and State Street Bank and Trust Company dated October 20, 1993.(3)

                     (2)  Amendment to Custody Agreement dated October 25,
                     1995.(2)

                     (3)  Data Access Services Addendum.(3)

                     (4)  Additional Fund Letter dated November 13, 1997.(5)

                     (5)  Additional Fund Letter dated August 18, 1999.(8)

                (h) (1) Transfer Agency Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                     (2) Administrative Services Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                          (i) Amendment to Administrative Services Agreement dated July 1, 1998.(6)

                     (3) Participation Agreement dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4)(10)

                     (4) Participation Agreement, dated August 26, 1994, among Registrant, INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(3)

                          (i)   First Amendment to Participation Agreement.

                          (ii)  Second Amendment to Participation Agreement.(6)

                          (iii) Third Amendment to Participation Agreement.

                          (iv)  Fourth Amendment to Participation Agreement.

                          (v)   Fifth Amendment to Participation Agreement.

                     (5) Participation Agreement, dated September 19, 1994 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

                          (i)   First Amendment to Participation Agreement.

                     (6) Participation Agreement, dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

                     (7)  Participation  Agreement, dated September 14, 1995,
                     among   Registrant, INVESCO Funds Group,  Inc. and
                     Southland Life Insurance Company.(1)

                     (8) Participation Agreement, dated October 31, 1995, among Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

                     (9)  Participation  Agreement,   dated  April 15, 1996,
                     among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

                     (10) Participation Agreement, dated December 4, 1996, among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

                     (11) Participation Agreement, dated April 15, 1997, among Registrant, INVESCO Funds Group, Inc. and Prudential Insurance Company of America.(3)

                          (i) Amendment to Participation Agreement.

                     (12) Participation Agreement, dated May 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.(3)

                     (13) Participation    Agreement, dated August 17, 1998,
                     among  Registrant,  INVESCO Funds  Group,   Inc.  and
                     Metropolitan  Life Insurance Company.(6)

                     (14) Participation Agreement, dated October 1, 1998, among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

                     (15) Participation Agreement dated July 8, 1997, among Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

                          (i) Amendment of Schedule B and C to Participation Agreement.

                          (ii) Amendment to revise Schedule B of Participation Agreement.

                     (16) Participation Agreement dated February 8, 1999, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance
                     Company.(6)

                     (17)   Participation   Agreement  dated  June 19, 1996,
                     among Registrant, INVESCO Funds Group and Great American Reserve Insurance Company.(6)

                         (i) Amendment to Participation Agreement to change the company name to Conseco Variable Insurance Company.

                     (18) Participation Agreement dated April 16, 1998, among Registrant, INVESCO Funds Group and SAFECO Life Insurance Company.

                     (19) Participation Agreement dated August 16, 1999, among Registrant, INVESCO Funds Group and Great American Life Insurance Company of New York.

                     (20) Participation Agreement dated October 25, 1996, among Registrant, INVESCO Funds Group, Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.

                         (i) Amendment of Schedule B and C to Participation Agreement.

                         (ii) Amendment to revise Schedule B of the Participation Agreement.

                     (21) Participation Agreement dated June 18, 1999, among Registrant, INVESCO Funds Group and Great-West Life and Annuity Insurance Co.

                     (22) Participation Agreement dated October 18, 1999, among Registrant, INVESCO Funds Group and American Skandia Life Assurance Corporation.

                     (23) Participation Agreement dated March 14, 1995, among Registrant, INVESCO Funds Group and American United Life Insurance Co.

                     (24) Participation Agreement dated November 17, 1999, among Registrant, INVESCO Funds Group and Cova Financial Services Life Insurance Company.

                     (25) Participation Agreement dated November 17, 1999, among Registrant, INVESCO Funds Group and Cova Financial Services Life Insurance Company.

                     (26) Participation Agreement dated August 14, 1997, among Registrant, INVESCO Funds Group and First Fortis Life Insurance Company.

                     (27) Participation Agreement dated April 30, 1997, among Registrant, INVESCO Funds Group and Fortis Benefits Insurance Company.

                     (28) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and PFL Life Insurance Company.

                     (29) Participation Agreement dated July 8, 1999, among Registrant, INVESCO Funds Group and United Investors Life Insurance Company.

                     (30) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and Western Reserve Life Assurance Company of Ohio.

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

               (j)   Consent of Independent Accountants.

               (k)   Not applicable.

               (l)   Not applicable.

               (m)   Not Applicable.

               (n)   Not Applicable.

               (o)   Not Applicable.

(1)Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3)Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5)Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.

(7)Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on April 30, 1999, and incorporated by reference herein.

(8)Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(9)Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on October 8, 1999, and incorporated by reference herein.

(10)Participation agreement is not active.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

No person is presently controlled by or under common control with the Fund.


ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
Mark H. Williamson          Chairman and Officer       Chairman of the Board,
                                                       President & Chief
                                                       Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham       Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.      Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms            Officer & Director         Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey           Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William R. Keithler         Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Trent E. May                Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

------------------------------------------------------------------------------
Charles P. Mayer            Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller           Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul     Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne               Officer                    Senior Vice President,
                                                       Secretary & General
                                                       Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II         Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stacie Cowell               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Linda J. Gieger             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mark D. Greenberg           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie        Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart Holland              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley            Officer                    Vice President
                                                       INVESCO Funds Group, Inc
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston        Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Steve King                  Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Kolbe             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Peter M. Lovell             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
James F. Lummanick          Officer                    Vice President
                                                       & Assistant General
                                                       Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.      Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East  Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Corey M. McClintock         Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney       Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer  Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pamela J. Piro              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Thomas H. Scanlan           Officer                    Regional Vice President
                                                       INVESCO Funds Group, Inc.
                                                       12028 Edgepark Court
                                                       Potomac, MD  20854

--------------------------------------------------------------------------------
John S. Segner              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Reagan A. Shopp             Officer                    Regional Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Terri B. Smith              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler               Officer                    Vice President
                                                       & Assistant General
                                                       Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski          Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling         Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack           Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper        Officer                    Assistant Vice President
                                                       Account Relationship
                                                       Manager
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus          Officer                    Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27.   (a)    PRINCIPAL UNDERWRITERS

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           (b)

POSITIONS AND                                               POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH                OFFICES WITH
BUSINESS ADDRESS                UNDERWRITER                 THE COMPANY
------------------              ------------                -------------

Raymond R. Cunningham           Senior Vice
7800 E. Union Avenue            President
Denver, CO  80237


William J. Galvin, Jr.          Senior Vice                 Assistant Secretary
7800 E. Union Avenue            President &
Denver, CO  80237               Asst. Secretary

Ronald L. Grooms                Senior Vice                 Treasurer,
7800 E. Union Avenue            President,                  Chief Fin'l
Denver, CO  80237               Treasurer, &                Officer, and
                                Director                    Chief Acctg. Off.

Richard W. Healey               Senior Vice
7800 E. Union Avenue            President &
Denver, CO  80237               Director

Charles P. Mayer                Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller               Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice                 Secretary
7800 E. Union Avenue            President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer         Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary         Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson              Chairman of the Board,      Chairman of the
7800 E. Union Avenue            President, & Chief          Board, President and
Denver, CO 80237                Executive Officer           CEO

           (c)     Not applicable.


ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             Mark H. Williamson
             7800 E. Union Avenue
             Denver, CO  80237


ITEM 29.     MANAGEMENT SERVICES

             Not applicable.


ITEM 30.     UNDERTAKINGS

             Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 17th day of April, 2000.

                                         INVESCO Variable Investment Funds, Inc.

Attest:
                                         /s/ Mark H. Williamson
                                         ----------------------------------
/s/ Glen A. Payne                        Mark H. Williamson, President
--------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
 -------------------------------          -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                       /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews*                    /s/ Fred A. Deering*
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker*                         /s/ Larry Soll*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady*                     /s/ Wendy L. Gramm*
-------------------------------           -----------------------------
Charles W. Brady, Director                Wendy L. Gramm, Director

/s/ James T. Bunch*                       /s/ Gerald J. Lewis*
-------------------------------           -----------------------------
James T. Bunch, Director                  Gerald J. Lewis, Director

                                               /s/ Glen A. Payne
By _____________________________          By   _________________________
Edward F. O'Keefe                              Glen A. Payne
Attorney in Fact                               Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Messrs. Bunch and Lewis) have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, December 21, 1995, December 30, 1996, December 24, 1997 and May 4, 1998.

                               Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

     a(9)                                         276
     h(4)(i)                                      278
     h(4)(iii)                                    280
     h(4)(iv)                                     282
     h(4)(v)                                      284
     h(5)(i)                                      286
     h(11)(i)                                     288
     h(15)(i)                                     291
     h(15)(ii)                                    295
     h(17)(i)                                     297
     h(18)                                        299
     h(19)                                        323
     h(20)                                        347
     h(20)(i)                                     395
     h(20)(ii)                                    399
     h(21)                                        401
     h(22)                                        444
     h(23)                                        472
     h(24)                                        482
     h(25)                                        507
     h(26)                                        540
     h(27)                                        567
     h(28)                                        594
     h(29)                                        626
     h(30)                                        655
     j                                            687
     99.POA Bunch                                 688
     99.POA Lewis                                 689